                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-09093

                                  E*TRADE Funds
             -------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               4500 Bohannon Drive
                          Menlo Park, California 94025
             -------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                   Liat Rorer
                                  E*TRADE Funds
                               4500 Bohannon Drive
                          Menlo Park, California 94025
             -------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-650-331-6000

                   Date of fiscal year end: September 30, 2004

                    Date of reporting period: March 31, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Reports to Stockholders.

Semi-Annual Report


E*TRADE Funds
--------------------------------------------------------------------------------

E*TRADE Money Market Fund

E*TRADE Government Money Market Fund

E*TRADE Municipal Money Market Fund

E*TRADE California Municipal Money Market Fund

E*TRADE New York Municipal Money Market Fund


March 31, 2004

Table of Contents

 1   Schedule of Investments
        E*TRADE Money Market Fund
        E*TRADE Government Money Market Fund
        E*TRADE Municipal Money Market Fund
        E*TRADE California Municipal Money Market Fund
        E*TRADE New York Municipal Money Market Fund
34   Statement of Assets and Liabilities
36   Statement of Operations
38   Statement of Changes in Net Assets
42   Financial Highlights
46   Notes to Financial Statements
     Inside back cover and back cover

If you would like to receive this report or other important documents electronically, log on to www.etrade.com and go to Accounts, Account Services, and then Change My Info. In the "Electronic documents" field click on Edit delivery preferences and then choose the documents you want to receive via electronic delivery.

Schedule of Investments
E*TRADE Money Market Fund
March 31, 2004 (unaudited)
--------------------------------------------------------------------------------

                                                        FACE
                                                       AMOUNT           VALUE
                                                    -------------   -------------
VARIABLE RATE DEMAND NOTES (29.2%)/(1)/
---------------------------------------
   Alabama State, Industrial Development
    Authority Revenue, Simcala Inc. Project
     1.10%, 04/01/04                                $   6,000,000   $  6,000,000
   Baltimore County, Maryland Revenue,
    Oak Crest Village, Project B
     1.10%, 04/01/04                                   10,325,000     10,325,000
   BD Toy LLC
    1.25%, 04/01/04                                     2,150,000      2,150,000
   Better Brands of South Georgia,
    Series 03
     1.10%, 04/01/04                                   11,600,000     11,600,000
   Bleachtech LLC & LDJ Seville
    1.15%, 04/01/04                                     3,000,000      3,000,000
   Byron Park
    1.19%, 04/07/04                                     3,500,000      3,500,000
   C-Mek Realty
    1.20%, 04/01/04                                     7,790,000      7,790,000
   California Statewide Community,
    Development Authority, Multi-Family
    Revenue, Oakmont Housing
     1.19%, 04/01/04                                    4,300,000      4,300,000
   Cambridge - Southlake Partners L.P.
    1.10%, 04/01/04                                     8,875,000      8,875,000
   Classic City Beverage
    1.10%, 04/01/04                                    12,100,000     12,100,000
   Clayton County, Georgia, Housing
    Authority Multi-Family Housing Revenue,
    Forest Club Project B
     1.12%, 04/01/04                                    1,625,000      1,625,000
   Cleveland, Ohio, Airport System
    Revenue, Series E
     1.09%, 04/07/04                                   17,805,000     17,805,000
   Colorado Housing & Finance Authority,
    Multi-Family
     Series C1
      1.09%, 04/07/04                                  10,815,000     10,815,000
     Single Family
      Series A1
       1.09%, 04/07/04                                 17,000,000     17,000,000

(1) Variable rate securities. The rates shown are current rates on March 31, 2004. Dates shown represent the next interest reset date.

   The accompanying notes are an integral part of these financial statements.

                                                              FACE
                                                             AMOUNT               VALUE
                                                         -------------        -------------
     Series B1
        1.09%, 04/07/04                                  $  10,000,000        $  10,000,000
     Series C2
        1.09%, 04/07/04                                     30,000,000           30,000,000
  Concrete Industries Co.
     1.10%, 04/01/04                                         2,000,000            2,000,000
  Dale Mitchum Medical Facility
     1.30%, 04/01/04                                         2,600,000            2,600,000
  Express Oil Change LLC
     1.14%, 04/07/04                                         5,500,000            5,500,000
  First Baptist Church, Tuscaloosa
   Alabama
     1.24%, 04/01/04                                         2,000,000            2,000,000
  Florida Housing Financial Agency,
   Series A
     1.04%, 04/01/04                                        11,400,000           11,400,000
  Florida Housing Financial Corp.
    Revenue, Series A
     1.04%, 04/01/04                                         9,860,000            9,860,000
  Franklin County, Pennsylvania, Industrial
   Development Authority, Loudon
   Industries, Series B
     1.24%, 04/02/04                                         2,700,000            2,700,000
  Garlands of Barrington Lenders
   Series 2002D
     1.11%, 04/01/04                                        13,750,000           13,750,000
   Series 2002E
     1.11%, 04/01/04                                        13,900,000           13,900,000
  Georgia Municipal Gas Authority
   Revenue, Gas Portfolio III Project,
   Series A
     1.12%, 04/01/04                                        15,000,000           15,000,000
  Georgia State, Brooks County
   Development Authority Industrial
   Development Revenue, Langboard, Inc.
   Project
     1.09%, 04/01/04                                        10,000,000           10,000,000
  Georgia State, Downtown Marietta
   Development Authority Revenue,
   Marietta Conference Center Project
     1.20%, 04/07/04                                         4,315,000            4,315,000
   Series A
     1.20%, 04/07/04                                         6,500,000            6,500,000
  Gulf Breeze, Florida, Healthcare Facility
   Revenue Heritage Healthcare Project
     1.13%, 04/01/04                                         3,470,000            3,470,000

   The accompanying notes are an integral part of these financial statements.

                                                              FACE
                                                             AMOUNT               VALUE
                                                         -------------        -------------
Hillsborough County, Florida, Housing
   Finance Authority Multi-Family
   Revenue, Hunters Run Apartments,
   Series B
     1.17%, 04/07/04                                     $      50,000        $      50,000
Illinois Health Facilities Authority
   Revenue, Loyola University Health,
   Series C
     1.09%, 04/07/04                                        34,195,000           34,195,000
J & E Land Company
   1.16%, 04/01/04                                           5,200,000            5,200,000
Lee County, Florida, Housing Finance
   Authority, Multi-Family Housing
   Revenue, University Club Apartments B
     1.47%, 04/01/04                                         2,180,000            2,180,000
Louisiana State, Agricultural Finance
   Authority
     1.13%, 04/01/04                                        45,000,000           45,000,000
Maniilaq Association Alaska Revenue,
   Employee Housing Project
     1.07%, 04/01/04                                         6,000,000            6,000,000
Maywood, California, Public Financing
   Authority Revenue, Maywood
   Redevelopment, Series A
     1.21%, 04/01/04                                         9,135,000            9,135,000
Miami State, Dade County Florida
   Aviation Revenue, Series H1J
     1.25%, 04/07/04                                        66,500,000           66,500,000
Michigan State, University Revenue,
   Taxable General, Series B
     1.09%, 04/07/04                                         1,000,000            1,000,000
Mississippi Business Financial Corp.,
   Mississippi Industrial Development
   Revenue, Shuqualak Lumber
     1.10%, 04/01/04                                         4,000,000            4,000,000
MOB Management One LLC
   1.39%, 04/07/04                                           1,500,000            1,500,000
MOB Management Two LLC
   1.39%, 04/07/04                                           2,180,000            2,180,000
Mobile, Alabama, Spring Hill Medical
   Clinic Board Revenue, Spring Hill
   Medical Complex, Series A
     1.10%, 04/01/04                                        12,800,000           12,800,000
Montgomery County, Pennsylvania,
   Redevelopment Authority Multi-Family
   Housing Revenue, Forge Gate
   Apartments A- T1
     1.09%, 04/01/04                                         2,200,000            2,200,000

   The accompanying notes are an integral part of these financial statements.

                                                              FACE
                                                             AMOUNT               VALUE
                                                         -------------        -------------
   New Jersey Economic Development
     Authority State Pension Funding
     Revenue
        1.09%, 04/07/04                                  $  27,000,000        $  27,000,000
   North Georgia Distributing Co.,
     Series 2003
        1.10%, 04/01/04                                     13,900,000           13,900,000
   Northern California Power Agency
     Revenue, Hydroelectric Project B
        1.11%, 04/07/04                                      4,110,000            4,110,000
   Philadelphia Authorities Industrial
     Development Special Facilities Revenue
     Marketplace, Series B
        1.09%, 04/01/04                                      9,050,000            9,050,000
   Ron Investments Ltd.
     1.10%, 04/01/04                                         6,425,000            6,425,000
   San Jose California Financing
     Authorization Lease Revenue, Hayes
     Mansion Phase, Series B
        1.08%, 04/07/04                                      8,000,000            8,000,000
   Santa Cruz, California, Redevelopment
     Agency, Multi-Family Revenue, Shaffer
     Road-A
        1.14%, 04/01/04                                      2,750,000            2,750,000
   Stice-Hill Holdings LLC
     1.15%, 04/01/04                                         8,000,000            8,000,000
   Washington County, Florida, Sales Tax
     Revenue, Series B
        1.18%, 04/01/04                                      3,600,000            3,600,000
   Washington State, Housing Financial
     Community Multi-Family Revenue,
     Bridgewood, Project B
        1.15%, 04/02/04                                      3,140,000            3,140,000
   Wellborn Forest Products
     1.30%, 04/07/04                                         1,300,000            1,300,000
   Westchester County, New York,
     Industrial Development Agency,
     Commercial Facilities Revenue,
     Fortwest II LLC
        1.21%, 04/01/04                                      7,885,000            7,885,000
   Wheland Foundry
     1.15%, 04/01/04                                         2,970,000            2,970,000
                                                                              -------------
TOTAL VARIABLE RATE DEMAND NOTES
 (Cost: $549,950,000)                                                           549,950,000
                                                                              -------------

   The accompanying notes are an integral part of these financial statements.

                                                         FACE
                                                        AMOUNT         VALUE
                                                       ----------   ------------
MUNICIPAL BONDS (7.0%)
-----------------------------------------------
   Atlantic City, New Jersey, Series B
     2.00%, 08/01/04                                 $  1,870,000   $  1,874,231
   Florida Housing Financial Corp.
     Revenue, Homeowner Mortgage,
     Series 3
        1.20%, 06/19/04                                 5,000,000      5,000,000
   Michigan State, GO School, Series 03E
     1.18%, 05/04/04                                   14,500,000     14,500,000
   New Jersey Economic Development
     Authority Revenue, Business
     Employment, Series B
        1.87%, 03/01/05                                10,000,000     10,025,287
   Texas Public Finance Authority
     1.10%, 11/03/04                                   15,000,000     15,000,000
   Texas State, Public Finance Authority
     Revenue
        1.14%, 06/15/04                                21,000,000     21,000,000
   Texas State, Public Financial Authority
     Revenue, Unemployment
     Compensation Assessment,
     Series 2003-B
        1.20%, 06/15/04                                65,000,000     64,997,592
                                                                    ------------
TOTAL MUNICIPAL BONDS
(Cost: $132,397,110)                                                132,397,110
                                                                    ------------

CERTIFICATES OF DEPOSIT (7.7%)
-----------------------------------------------
   Bank of America N.A.
     1.40%, 10/22/04                                   30,000,000     30,000,000
   Canadian Imperial Bank of
     Commerce (NY)
        1.38%, 11/22/04                                20,000,000     20,000,958
   Deutsche Bank AG (NY)
     1.25%, 12/29/04                                   15,000,000     14,999,990
   Dresdner Bank AG (NY)
     1.11%, 07/12/04                                   30,000,000     30,000,380
   Royal Bank of Canada
     1.40%, 02/08/05                                   20,000,000     20,000,000
   UBS AG Stamford
     1.27%, 04/14/04                                   30,000,000     30,000,634
                                                                    ------------
TOTAL CERTIFICATES OF DEPOSIT
(Cost: $145,001,962)                                                 145,001,962
                                                                    ------------

COMMERCIAL PAPER (22.2%)
-----------------------------------------------
   Ariesone Metafolio Corp.
     1.06%, 04/06/04                                   14,076,000     14,073,928
   Clipper Receivables Corp.
     1.07%, 04/01/04                                   30,000,000     30,000,000

   The accompanying notes are an integral part of these financial statements.

                                                         FACE
                                                        AMOUNT          VALUE
                                                     ------------   ------------
   Cobbler Funding LTD
     1.07%, 06/10/04                                 $ 20,000,000   $ 19,958,389
     1.08%, 07/26/04                                   15,000,000     14,947,800
   Fountain Square Community Funding
     1.05%, 04/01/04                                   11,000,000     11,000,000
   Galleon Capital Corp.
     1.24%, 09/10/04                                   15,000,000     14,916,975
   Georgetown Funding Co. LLC
     1.06%, 04/06/04                                   15,000,000     14,997,792
   Lockhart Funding LLC
     1.08%, 05/12/04                                   20,000,000     19,975,400
     1.10%, 04/12/04                                   25,000,000     24,991,597
   NATC California LLC
     1.05%, 04/20/04                                   30,000,000     29,983,375
   Scaldis Capital LLC
     1.13%, 04/05/04                                   11,768,000     11,766,536
   Societe Generale North America
     1.04%, 05/06/04                                   20,000,000     19,979,778
   Sunbelt Funding
     1.05%, 05/13/04                                   32,000,000     31,960,800
     1.06%, 04/07/04                                    6,604,000      6,602,833
     1.07%, 04/02/04                                   22,090,000     22,089,343
     1.07%, 04/23/04                                   35,297,000     35,273,920
   Three Crowns Funding LLC
     1.05%, 04/13/04                                   46,184,000     46,167,751
     1.05%, 06/22/04                                   20,000,000     19,952,167
     1.09%, 08/27/04                                    9,500,000      9,457,820
     1.13%, 06/09/04                                   20,087,000     20,043,495
                                                                    ------------
   TOTAL COMMERCIAL PAPER
   (Cost: $418,139,699)                                              418,139,699
                                                                    ------------

CORPORATE BONDS & NOTES (2.8%)
--------------------------------------------
 DIVERSIFIED BANKING                         (2.2%)
   Bank of America Corp.
     6.625%, 06/15/04                                  15,000,000     15,163,282
     7.625%, 06/15/04                                   1,188,000      1,203,481
     7.625%, 10/01/04                                   1,550,000      1,596,704
   Wells Fargo & Co.
     5.45%, 05/03/04                                   24,141,000     24,227,239
                                                                    ------------
                                                                      42,190,706
                                                                    ------------

 DRUGS                                       (0.2%)
   Abbott Laboratories
     5.125%, 07/01/04                                   3,200,000      3,230,433
                                                                    ------------
 ELECTRIC                                    (0.1%)
   TXU Corp.
     6.375%, 10/01/04                                   2,950,000      3,025,117
                                                                    ------------


   The accompanying notes are an integral part of these financial statements.

                                                          FACE
                                                         AMOUNT        VALUE
                                                       ----------   ------------
   GAS                                         (0.3%)
     Oneok, Inc.
        7.75%, 03/01/05                                $ 4,600,000  $  4,866,560
                                                                    ------------
   TOTAL CORPORATE BONDS & NOTES
   (Cost: $53,312,816)                                                53,312,816
                                                                    ------------

U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (13.6%)
--------------------------------------------
     Federal Home Loan Bank
        1.25%, 04/15/04                                 3,000,000      3,000,186
        1.30%, 04/13/05                                22,500,000     22,500,000
        1.31%, 04/22/05                                13,000,000     13,000,000
        1.35%, 04/15/05                                20,000,000     20,000,000
     Federal Home Loan Mortgage
      Corporation
          1.11%, 04/07/04                              15,000,000     15,003,751
          1.38%, 11/09/04                              30,000,000     30,000,001
          1.41%, 11/15/04                              30,000,000     30,000,000
          1.42%, 03/01/05                              10,000,000     10,000,000
          6.95%, 04/01/04                               8,000,000      8,000,000
     Federal National Mortgage Association
        1.18%, 07/27/04                                25,000,000     25,000,000
        1.19%, 02/14/05                                22,000,000     22,000,000
        1.34%, 03/04/05                                20,000,000     19,999,630
        1.40%, 02/25/05                                25,000,000     25,000,000
        3.63%, 04/15/04                                12,000,000     12,011,202
                                                                    ------------
   TOTAL U.S. GOVERNMENT AND
   AGENCY OBLIGATIONS
   (Cost: $255,514,770)                                              255,514,770
                                                                    ------------

VARIABLE & FLOATING RATE
NOTES (17.0%)(1)
--------------------------------------------
   DIVERSIFIED BANKING                       (13.0%)
     Canadian Imperial Bank
        1.05%, 04/29/04                                50,000,000     49,998,829
     Citigroup Global Markets
        1.38%, 04/01/04                                15,000,000     15,015,853
     Deutsche Bank Financial
        1.19%, 04/01/04                                50,000,000     50,008,498
     J. P. Morgan Chase
        1.06%, 04/07/04                                30,000,000     30,000,000
     Rabobank Nederland (NV) NY
        1.03%, 04/01/04                                50,000,000     49,998,144
     Wells Fargo & Co.
        1.04%, 05/10/04                                50,000,000     50,000,000
                                                                    ------------
                                                                     245,021,324
                                                                    ------------


(1) Variable rate securities. The rates shown are current rates on March 31, 2004. Dates shown represent the next interest reset date.


   The accompanying notes are an integral part of these financial statements.

                                                        FACE
                                                        AMOUNT        VALUE
                                                    ------------ --------------
   DIVERSIFIED FINANCIAL SERVICES             (3.2%)
        Associates Corp. NA
          1.13%, 05/03/04                           $ 25,000,000 $   25,000,000
          1.21%, 06/15/04                             16,000,000     16,000,000
          1.21%, 06/25/04                             19,500,000     19,500,000
                                                                 --------------
                                                                     60,500,000
                                                                 --------------

   U.S. GOVERNMENT GUARANTEED SHIP            (0.8%)
    FINANCING OBLIGATIONS
        Variable Rate Ship Financing Notes,
          Series 2002
          1.06%, 04/15/04                             15,193,463     15,193,463
                                                                 --------------

   TOTAL VARIABLE & FLOATING RATE NOTES
    (Cost: $320,714,787)                                            320,714,787
                                                                 --------------

   MORTGAGE BACKED SECURITY (0.2%)
   ----------------------------------------
        Capital Asset Research Funding LP
          6.40%, 12/15/04
    (Cost: $2,812,977)                                 2,794,417      2,812,977
                                                                 --------------

   SHORT-TERM INVESTMENTS (0.1%)
        Bank of New York Cash Reserve
    (Cost: $2,025,528)                                 2,025,528      2,025,528
                                                                 --------------

        TOTAL INVESTMENTS
    (Cost: $1,879,869,649)                    (99.8%)             1,879,869,649
        OTHER ASSETS, LESS LIABILITIES         (0.2%)                 3,205,847
                                                                 --------------
        NET ASSETS                           (100.0%)            $1,883,075,496
                                                                 ==============

   The accompanying notes are an integral part of these financial statements.

Schedule of Investments
E*TRADE Government Money Market Fund
March 31, 2004 (unaudited)
----------------------------------------------------------------------------

                                                   FACE
                                                  AMOUNT               VALUE
                                              ---------------      -------------
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (99.4%)
----------------------------------

FIXED RATE NOTES (45.3%)
----------------------------------
   Federal Farm Credit Bank
     3.65%, 10/22/04                          $  7,000,000         $  7,098,347
     6.65%, 11/02/04                             1,000,000            1,031,903
   Federal Home Loan Bank
     1.25%, 04/15/04                             2,000,000            2,000,124
     1.305%, 04/22/05                            4,000,000            4,000,000
     1.40%, 04/01/05                             3,000,000            2,999,718
     1.50%, 12/07/04                             2,000,000            2,000,000
     1.875%, 02/15/05                            4,195,000            4,218,888
     2.125%, 12/15/04                            3,585,000            3,610,163
     3.375%, 05/14/04                           11,810,000           11,841,702
     3.375%, 06/15/04                           11,600,000           11,654,775
     3.75%, 04/15/04                             3,480,000            3,483,498
     4.125%, 11/15/04                            2,785,000            2,835,449
     4.125%, 01/14/05                            7,570,000            7,743,436
     4.625%, 08/13/04                            2,500,000            2,532,524
     4.875%, 04/16/04                            9,810,000            9,825,001
     4.875%, 05/14/04                            1,705,000            1,712,413
     6.135%, 12/23/04                            3,285,000            3,401,351
     6.25%, 08/13/04                             1,000,000            1,018,963
     8.09%, 12/28/04                             1,800,000            1,891,852
   Federal Home Loan Mortgage Corporation
     1.375%, 04/15/04                            2,500,000            2,500,000
     1.405%, 11/15/04                            5,000,000            5,000,000
     1.42%, 03/01/05                             2,500,000            2,500,000
     1.52%, 11/19/04                             3,700,000            3,700,000
     3.00%, 07/15/04                             3,000,000            3,016,796
     3.50%, 04/19/04                             3,200,000            3,203,658
     3.75%, 04/15/04                            13,750,000           13,763,633
     3.875%, 02/15/05                            2,500,000            2,554,292
     4.50%, 08/15/04                             1,250,000            1,265,696
     5.00%, 05/15/04                             5,105,000            5,129,402
   Federal National Mortgage Association
     1.18%, 07/27/04                             4,000,000            4,000,000
     1.25%, 08/27/04                             2,500,000            2,500,000
     3.625%, 04/15/04                            7,600,000            7,607,173
     5.625%, 05/14/04                           11,370,000           11,429,706
     6.50%, 08/15/04                             7,300,000            7,445,921
     7.40%, 07/01/04                             2,000,000            2,031,344


   The accompanying notes are an integral part of these financial statements.

                                                    FACE
                                                   AMOUNT              VALUE
                                              --------------       ------------
   Sallie Mae Note
     9.25%, 06/01/04                          $   1,120,000        $  1,135,094
                                                                   ------------
   TOTAL FIXED RATE NOTES
   (Cost: $163,682,822)                                             163,682,822
                                                                   ------------

   FLOATING RATE NOTES (40.9%)(1)
   ------------------------------------
      Export-Import Bank of the U.S.
        U.S. Government Guaranteed Floating
        Rate Notes
        Series 2001-1
         1.17%, 06/15/04                           3,148,034          3,148,034
        Series 2001-2
         1.17%, 06/15/04                           3,597,753          3,597,753
        Series 2001-3
         1.17%, 06/15/04                           3,148,034          3,148,034
        Series 2000-1
         1.01%, 12/21/04                           2,692,143          2,692,143
        Series 2002-2
         1.06%, 06/21/04                           3,113,444          3,113,444
   Federal Farm Credit Bank
         0.99%, 04/01/04                          20,000,000         19,998,661
         0.995%, 04/05/04                         15,000,000         14,999,930
         1.09%, 04/14/04                          10,000,000          9,999,885
         1.11%, 04/14/04                           2,000,000          1,999,246
   Federal Home Loan Bank
         1.025%, 04/01/04                         10,000,000         10,001,394
         1.025%, 06/15/04                          2,000,000          1,999,750
         1.04%, 04/19/04                          15,000,000         15,001,939
   Federal Home Loan Mortgage Corporation
         1.03%, 05/04/04                           5,000,000          4,998,559
         1.11%, 04/07/04                          10,000,000         10,002,501
   Federal National Mortgage Association
         0.955%, 04/27/04                         27,840,000         27,838,508
         1.19%, 04/21/04                           3,000,000          3,000,000
   Overseas Private Investment Corp. (OPIC)
     U.S. Government Guaranteed Certificates
     of Participation, Series 1997
         0.95%, 04/02/04                             300,000            299,970
   Sallie Mae Note
         1.02%, 04/06/04                           5,000,000          5,000,000
   Totem Ocean Trailer
         1.06%, 04/15/15                           6,796,667          6,796,667
                                                                   ------------
   TOTAL FLOATING RATE NOTES
   (Cost: $147,636,418)                                             147,636,418
                                                                   ------------

   (1) Floating rate securities. The rates shown are current rates on March 31, 2004. Dates shown represent the next interest reset date.

   The accompanying notes are an integral part of these financial statements.

                                                      FACE
                                                     AMOUNT            VALUE
                                                -------------    ---------------
DISCOUNT NOTES (13.2%)
-----------------------------------------
   Federal Home Loan Bank
     0.99%, 04/02/04                            $  1,000,000      $    999,973
   Federal Home Loan Mortgage Corporation
     0.98%, 04/06/04                              10,000,000         9,998,639
     1.11%, 05/20/04                               3,000,000         2,995,508
   Federal National Mortgage Association
     0.98%, 1.00%, 04/01/04                       15,000,000        15,000,000
     0.99%, 04/07/04                               1,000,000           999,835
     0.99%, 05/03/04                               5,000,000         4,995,600
     1.00%, 04/06/04                               1,005,000         1,004,860
     1.00%, 04/14/04                               1,500,000         1,499,458
     1.04%, 07/23/04                               5,145,000         5,128,204
     1.16%, 02/04/05                               5,000,000         4,950,646
                                                                  --------------
TOTAL DISCOUNT NOTES
(Cost: $47,572,723)                                                 47,572,723
                                                                  --------------

SHORT-TERM INVESTMENTS (0.1%)
-----------------------------------------
   Bank of New York Cash Reserve
    (Cost: $339,404)                                 339,404           339,404
                                                                  --------------
   TOTAL INVESTMENTS
    (Cost: $359,231,367)                      (99.5%)              359,231,367
   OTHER ASSETS, LESS LIABILITIES              (0.5%)                1,763,101
                                                                 ---------------
   NET ASSETS                                (100.0%)            $ 360,994,468
                                                                 ===============

   The accompanying notes are an integral part of these financial statements.

Schedule of Investments
E*TRADE Municipal Money Market Fund
March 31, 2004 (unaudited)
----------------------------------------------------------------------------
                                                      FACE
                                                     AMOUNT         VALUE
                                                -------------      ---------
VARIABLE RATE DEMAND NOTES (74.7%)/(1)/
-----------------------------------------
   ALABAMA                               (0.8%)
   Montgomery, Alabama, Industrial
     Development Board Revenue, Piknik
     Products Project, AMT
        1.10%, 04/07/04                           $  5,155,000      $ 5,155,000
                                                                  --------------
CALIFORNIA                               (0.8%)
   California, Housing Finance Agency
     Revenue, Series D, AMT, FSA
        1.10%, 04/07/04                              5,500,000        5,500,000
                                                                  --------------
COLORADO                                 (1.5%)
   Colorado Department Transportation
     Revenue, Putters, Series 249Z, AMBAC
        1.07%, 04/01/04                              9,000,000        9,000,000
   Denver Colorado, City & County
     Apartment Revenue, PT. 920,
     AMT, FSA
        1.11%, 04/01/04                              1,340,000        1,340,000
                                                                  --------------
                                                                     10,340,000
                                                                  --------------
   FLORIDA                               (6.9%)
   Beacon Tradeport Community
     Development PA 1241
        1.06%, 04/01/04                              8,250,000        8,250,000
   Dade County, Florida, Industrial
     Development Revenue, Dolphins
     Stadium Project, Series D
        1.02%, 04/07/04                                700,000          700,000
   Dade County, Florida, Industrial
     Development Revenue, Spectrum
     Programs, Inc. Project
        1.10%, 04/01/04                                400,000          400,000
   Florida, Housing Financing Agency,
     Multifamily, Hampton Lakes
        1.06%, 04/07/04                              1,300,000        1,300,000
   Greater Orlando Aviation Authority,
     Orlando Florida, Apartment Facilities
     Revenue, Series E
        1.06%, 04/07/04                             15,000,000       15,000,000

(1) Variable rate securities. The rates shown are current rates on March 31, 2004. Dates shown represent the next interest reset date.

   The accompanying notes are an integral part of these financial statements.

                                                     FACE
                                                    AMOUNT            VALUE
                                                 -------------    --------------
Indian River County, Florida, Hospital
   District, Hospital Revenue
     1.11%, 04/07/04                             $ 4,400,000      $   4,400,000
Orange County, Florida, Health Facilities
   Authority Revenue, Adventis Health
   Systems/Sunbelt
     1.02%, 04/01/04                                 500,000            500,000
Orange County, Florida, Health Facilities
   Authority Revenue, Presbyterian
   Retirement Project
     1.10%, 04/01/04                               2,500,000          2,500,000
Orange County, Florida, Health Facilities
   Authority Revenue, Series 171, FSA
     1.15%, 04/01/04                               7,035,000          7,035,000
Orange County, Florida, Industrial
   Development Authority, Industrial
   Development Revenue, Blood & Tissue
   Services
     1.05%, 04/07/04                               5,790,000          5,790,000
Sarasota County, Florida, Health
   Facilities Authority Revenue, Health
   Care Facilities, Bay Village Project
     1.10%, 04/01/04                               1,300,000          1,300,000
                                                                  --------------
                                                                     47,175,000
                                                                  --------------
GEORGIA                                    (4.2%)
Canton, Georgia, Housing Authority,
   Multifamily Revenue, Ridgewalk
   Apartment Projects, AMT
     1.06%, 04/01/04                                7,500,000         7,500,000
Fulton County, Georgia, Development
   Authority Revenue, Woodward
   Academy, Inc. Project, Series A
     1.05%, 04/07/04                               10,000,000        10,000,000
La Grange, Georgia, Development
   Authority Revenue, La Grange College
   Project
     1.10%, 04/01/04                                1,500,000         1,500,000
Roswell, Georgia, Housing Authority,
   Multifamily Revenue, Park Ridge
   Apartment Project
     1.09%, 04/01/04                                8,200,000         8,200,000
Willacoochie, Georgia, Development
   Authority Pollution Control Revenue,
   Langboard, Inc. Project, AMT
     1.15%, 04/01/04                                2,000,000         2,000,000
                                                                  --------------
                                                                     29,200,000
                                                                  --------------

   The accompanying notes are an integral part of these financial statements.

                                                     FACE
                                                    AMOUNT            VALUE
                                                 ------------      ------------
HAWAII                                      (2.5%)
Hawaii Pac Health Supplement Purpose
   Revenue, Department of Budget &
   Finance, Series B-2, RADIAN
     1.13%, 04/07/04                             $ 14,500,000      $ 14,500,000
Hawaii State Department Budget &
   Finance Supplement Purpose Revenue,
   Series 1244, XLCA
     1.10%, 04/01/04                                2,500,000         2,500,000
                                                                   ------------
                                                                     17,000,000
                                                                   ------------
ILLINOIS                                    (4.9%)
Chicago, Illinois, General Obligation
     1.05%, 12/09/04                               11,000,000        11,000,000
Elgin, Illinois, Revenue, Judson College
   Project
     1.17%, 04/01/04                                  900,000           900,000
Illinois Development Financing Authority
   Solid Waste Disposal Revenue,
   Republic Services, Inc. Project
     1.08%, 04/01/04                                5,000,000         5,000,000
Illinois, Development Financing
   Authority Revenues, Museum of
   Contemporary Art Project
     1.08%, 04/07/04                                2,000,000         2,000,000
Illinois, Development Financing
   Authority, Waste Disposal Revenue,
   Waste Management, Inc. Project, AMT
     1.15%, 04/01/04                                7,000,000         7,000,000
Illinois, Educational Facilities Authority
   Revenues, Augustana College
     1.07%, 04/01/04                                3,500,000         3,500,000
Illinois, Educational Facilities Authority
   Revenues, Aurora University
     1.10%, 04/07/04                                4,000,000         4,000,000
                                                                   ------------
                                                                     33,400,000
                                                                   ------------
IOWA                                        (3.4%)
Iowa Financial Authority Single Family
   Revenue, Series I, GNMA/FNMA
     1.07%, 04/01/04                               11,140,000        11,140,000
Iowa, Financing Authority, Wellness
   Facility Revenue, Marshalltown
   Community Project
     1.10%, 04/01/04                               11,910,000        11,910,000
                                                                   ------------
                                                                     23,050,000
                                                                   ------------
KENTUCKY                                    (2.6%)
Bardstown, Kentucky, Industrial Building
   Revenue, Linpac Materials Handling
     1.27%, 04/07/04                                5,270,000         5,270,000

   The accompanying notes are an integral part of these financial statements.

                                                      FACE
                                                     AMOUNT            VALUE
                                                   -----------      ------------
Kentucky, Economic Development
   Financing Authority, Health Facilities
   Revenue, Easter Seal Society Project
     1.17%, 04/01/04                             $  2,400,000       $ 2,400,000
Kentucky, Economic Development
   Financing Authority, Industrial Building
   Revenue, Republic Services, Inc. Project
     1.09%, 04/01/04                                6,100,000         6,100,000
Lexington-Fayette Urban County
   Government, Kentucky, Individual
   Development Revenue, YMCA Central
   Kentucky, Inc. Project
     1.20%, 04/07/04                                1,900,000         1,900,000
Shively, Kentucky, Educational Revenue,
   Spalding University
     1.05%, 04/01/04                                2,500,000         2,500,000
                                                                    ------------
                                                                     18,170,000
                                                                    ------------
LOUISIANA                                   (4.5%)
Jefferson Parish, Louisiana, Home
   Mortgage Authority, Single Family
   Mortgage Revenue, Series D, AMT,
   GNMA/FNMA/FHA
     1.13%, 04/07/04                                4,275,000         4,275,000
Jefferson Parish, Louisiana, Home
   Mortgage Authority Single Family
   Mortgage Revenue, Series
   03-L51J-Reg D, AMT
     1.13%, 04/07/04                                3,725,000         3,725,000
Louisiana Public Facilities Authority
   Revenue, Tiger Athletic Funding Project
     1.07%, 04/01/04                                6,075,000         6,075,000
     1.13%, 04/08/04                               15,000,000        15,000,000
Louisiana, Public Facilities Authority
   Revenue, Blood Center PPTYS, Inc.
   Project
     1.17%, 04/01/04                                1,900,000         1,900,000
                                                                    ------------
                                                                     30,975,000
                                                                    ------------
MAINE                                       (1.5%)
Maine, Financing Authority, Solid Waste
   Disposal Revenue, Waste Management, Inc.
   Project, AMT
     1.08%, 04/01/04                               10,000,000        10,000,000
                                                                    ------------

MASSACHUSETTS                               (2.4%)
Massachusetts State Development
   Financing Agency Revenue, Edgewood
   Retirement, Series A
     1.11%, 04/07/04                               16,620,000        16,620,000
                                                                    ------------

   The accompanying notes are an integral part of these financial statements.

                                                      FACE
                                                     AMOUNT            VALUE
                                                  ------------     ------------
  MICHIGAN                               (3.0%)
  Garden City, Michigan, Hospital
   Financing Authority, Hospital Revenue,
   Garden City Hospital, Obligation A
     1.06%, 04/01/04                              $    500,000     $    500,000
  Green Lake, Michigan, Economic
   Development Corp. Revenue,
   Interlochen Center Apartments Project
     1.04%, 04/07/04                                 1,100,000        1,100,000
  Jackson County, Michigan, Economic
   Development Corp. Revenue, Spring
   Arbor College Project
     1.05%, 04/01/04                                   400,000          400,000
  Michigan Higher Educational Student
   Loan Authority Revenue, AMT, AMBAC
     1.06%, 04/07/04                                16,000,000       16,000,000
  Michigan State Housing Development
   Authority, Limited Obligation Revenue,
   Laurel Valley
     1.04%, 04/07/04                                 1,100,000        1,100,000
  Michigan State Strategic Fund, Limited
   Obligation Revenue, Hope Network
   Project, Series A
     1.09%, 04/01/04                                   815,000          815,000
  Oakland County, Michigan, Economic
   Development Corp., Limited Obligation
   Revenue, Rochester College Project
     1.12%, 04/01/04                                   800,000          800,000
                                                                   ------------
                                                                     20,715,000
                                                                   ------------
  MINNESOTA                              (1.2%)
  Roaring Fork, Municipal Productions LLC
   OT, Series 2003-13, Class A/(2)/
     1.17%, 04/01/04                                 8,045,000        8,045,000
                                                                   ------------

  MONTANA                                (0.4%)
  Montana, Facilities Financing Authority
   Revenue, Mission Ridge Project
     1.05%, 04/01/04                                 2,500,000        2,500,000
                                                                   ------------

  NEVADA                                 (3.7%)
  Clark County, Nevada, Industrial
   Development Revenue, Southwest
   Gas Corp., Project B, AMT
     1.12%, 04/07/04                                12,500,000       12,500,000

(2) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2004, the aggregate market value of these securities amounted to $17,635,000 or 2.6% of net assets.

   The accompanying notes are an integral part of these financial statements.

                                                                   FACE
                                                                  AMOUNT               VALUE
                                                              --------------       --------------
Washoe County, Nevada, Gas Facilities
   Revenue, AMT, MBIA
     1.13%, 04/07/04                                          $   11,975,000       $   11,975,000
                                                                                   --------------
                                                                                       24,475,000
                                                                                   --------------

NEW HAMPSHIRE                                    (1.2%)
New Hampshire State, Business Financing
   Authority, Solid Waste Disposal Revenue,
   Waste Management, Inc. Project, AMT
     1.08%, 04/01/04                                               8,500,000            8,500,000
                                                                                   --------------

NEW JERSEY                                       (0.1%)
Salem County, New Jersey, Industrial
   Pollution Control Financing Authority
   Revenue
     1.00%, 04/01/04                                               1,000,000            1,000,000
                                                                                   --------------
NEW YORK                                         (3.0%)
Forest City New Rochelle, New York,
   Revenue Certificates
     1.10%, 04/01/04                                               3,000,000            3,000,000
Metropolitan Transportation Authority
   New York Revenue, Series D2, FSA
     1.00%, 04/01/04                                               1,200,000            1,200,000
Nassau County, New York Tobacco
   Settlement Corp. Settlement Corp.,
   PA 1208
     1.11%, 04/01/04                                               7,730,000            7,730,000
New York State Urban Development Corp.
   Correctional and Youth Facility Services,
   PA 1218
     1.07%, 04/01/04                                               7,275,000            7,275,000
Roaring Fork Municipal Productions LLC
   OT, Series 2003-15, Class A/(2)/
     1.08%, 04/01/04                                               1,700,000            1,700,000
                                                                                   --------------
                                                                                       20,905,000
                                                                                   --------------

NORTH CAROLINA                                   (1.2%)
Cleveland County, North Carolina
   Industrial Facilities & Pollution Control
   Financial Authority Curtiss, Wright
   Flight System, AMT
     1.05%, 04/01/04                                               8,400,000            8,400,000
                                                                                   --------------
OHIO                                             (1.3%)
Athens County, Ohio, Port Authority,
   Housing Revenue, University Housing
   for Ohio, Inc. Project
     1.07%, 04/01/04                                               2,000,000            2,000,000

(2) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2004, the aggregate market value of these securities amounted to $17,635,000 or 2.6% of net assets.

   The accompanying notes are an integral part of these financial statements.

                                                                   FACE
                                                                  AMOUNT               VALUE
                                                              --------------       --------------
Lima, Ohio, Hospital Revenue, Lima
   Memorial Hospital Project
     1.17%, 04/01/04                                          $    2,500,000       $    2,500,000
Ohio State Higher Educational Facilities
   Community Revenue, Series A
     1.12%, 04/01/04                                               2,200,000            2,200,000
Ohio State Higher Educational Facilities
   Community Revenue, Series C
     1.12%, 04/01/04                                                 700,000              700,000
Stark County, Ohio, Port Authority
   Revenue, Community Action Agency
   Project
     1.17%, 04/01/04                                               1,425,000            1,425,000
                                                                                   --------------
                                                                                        8,825,000
                                                                                   --------------

OKLAHOMA                                        (0.7%)
Muskogee, Oklahoma Medical Center
   Authority Revenue
     1.10%, 04/01/04                                               5,000,000            5,000,000
                                                                                   --------------

OREGON                                          (1.8%)
Roaring Fork, Municipal Productions LLC
   OT, Series 2003-12, Class A/(2)/
     1.17%, 04/01/04                                               7,890,000            7,890,000
Washington County, Oregon, Housing
   Authority, Multi-Family Revenue, Multi-
   Mode Housing, Cedar Mill Project, AMT
     1.22%, 04/07/04                                               4,400,000            4,400,000
                                                                                   --------------
                                                                                       12,290,000
                                                                                   --------------

PENNSYLVANIA                                    (2.2%)
Dauphin County, Pennsylvania General
   Authority, Education and Health, Loan
   Program, AMBAC
     1.10%, 04/01/04                                               4,840,000            4,840,000
Pennsylvania Economic Development
   Financing Authority, Exempt Facilities
   Revenue, Reliant Energy Seward
   Project, Series A, AMT
     1.08%, 04/07/04                                               8,500,000            8,500,000
Pennsylvania State Public School
   Building Authority, School Revenue,
   Parkland School District, Series D, FGIC
     1.07%, 04/01/04                                               1,600,000            1,600,000
                                                                                   --------------
                                                                                       14,940,000
                                                                                   --------------

(2) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2004, the aggregate market value of these securities amounted to $17,635,000 or 2.6% of net assets.

   The accompanying notes are an integral part of these financial statements.

                                                                   FACE
                                                                  AMOUNT               VALUE
                                                              --------------       --------------
SOUTH CAROLINA                                  (0.2%)
South Carolina State Public Service
   Authority Revenue
     1.07%, 04/01/04                                          $   1,500,000        $    1,500,000
                                                                                   --------------
SOUTH DAKOTA                                    (1.3%)
Yankton, South Dakota, Industrial
   Development Revenue, Kolberg
   Pioneer Inc. Project, AMT
     1.12%, 04/07/04                                              9,200,000             9,200,000
                                                                                   --------------
TENNESSEE                                       (6.8%)
Clarksville, Tennessee, Public Building
   Authority Revenue, Pooled Financing,
   Tennessee Municipal Bond Fund
     1.05%, 04/01/04                                              6,180,000             6,180,000
Johnson City, Tennessee, Health &
   Educational Facilities Board Hospital
   Revenue, PT. 922
     1.10%, 04/01/04                                             10,000,000            10,000,000
Johnson City, Tennessee, Health &
   Educational Facilities Board Revenue,
   Series D
     1.08%, 04/07/04                                             16,250,000            16,250,000
Memphis, Tennessee, Electricity System
   Revenue, Series 377, MBIA
     1.28%, 12/09/04                                             14,000,000            14,000,000
                                                                                   --------------
                                                                                       46,430,000
                                                                                   --------------

TEXAS                                           (3.2%)
Dallas Fort Worth, Texas International
   Airport Revenue, Putters, Series 385,
   AMT, FGIC
     1.10%, 04/01/04                                              2,500,000             2,500,000
Harris County, Texas, Housing
   Financial Corp., Multi-Family Housing
   Revenue, Wellington Park Apartments,
   AMT, FNMA
     1.07%, 04/01/04                                              5,500,000             5,500,000
Houston, Texas Industrial
   Development Corp. Revenue,
   Air Cargo, Aero Houston Project, AMT
     1.09%, 04/01/04                                              5,325,000             5,325,000
Texas Small Business Industrial
   Development Corp., Industrial
   Development Revenue
     1.06%, 04/07/04                                              9,000,000             9,000,000
                                                                                   --------------
                                                                                       22,325,000
                                                                                   --------------

VERMONT                                         (0.5%)
Vermont State Student Assistance Corp.,
   Student Loan Revenue
     1.05%, 04/01/04                                              3,500,000             3,500,000
                                                                                   --------------

   The accompanying notes are an integral part of these financial statements.

                                                                   FACE
                                                                  AMOUNT               VALUE
                                                               ------------        -------------
   VIRGINIA                                       (0.8%)
   Charles City County, Virginia, Economic
     Development Authority, Solid Waste
     Disposal Facility Revenue, Waste
     Management Inc. Project A, AMT
        1.08%, 04/01/04                                        $  2,500,000        $   2,500,000
   King George County, Virginia, Industrial
     Development Authority, Solid Waste
     Disposal Facility Revenue, King George
     Landfill Project
        1.08%, 04/01/04                                           3,300,000            3,300,000
                                                                                   -------------
                                                                                       5,800,000
                                                                                   -------------

   WASHINGTON                                     (0.6%)
   Washington State Higher Education
     Facilities Authority Revenue, Cornish
     College Apartment Project, Series A
        1.10%, 04/07/04                                           4,160,000            4,160,000

   WISCONSIN                                      (4.4%)
   Franklin, Wisconsin, Solid Waste Disposal
     Revenue, Waste Management, Inc.
     Project, AMT
        1.08%, 04/01/04                                          10,400,000           10,400,000
   Howard, Wisconsin, Industrial Development
     Revenue, Fox Converting, Inc., Series A, AMT
        1.10%, 04/07/04                                           4,500,000            4,500,000
   Oak Creek, Wisconsin, Pollution Control
     Revenue, Wisconsin Electric Power Co.
     Project
        1.18%, 04/07/04                                           1,000,000            1,000,000
   Pleasant Prairie, Wisconsin, Pollution,
     Wisconsin Electric Power Co., Series A
        1.32%, 04/01/04                                           3,410,000            3,410,000
   Pleasant Prairie, Wisconsin, Pollution,
     Wisconsin Electric Power Co., Series B
        1.32%, 04/01/04                                          11,150,000           11,150,000
                                                                                   -------------
                                                                                      30,460,000
                                                                                   -------------

   Multi State                                    (1.1%)
   Koch TR VAR STS, Series 1, AMBAC
     1.27%, 04/01/04                                              7,406,914            7,406,914
                                                                                   -------------
TOTAL VARIABLE RATE DEMAND NOTES
  (Cost: $512,961,914)                                                               512,961,914
                                                                                   -------------

MUNICIPAL NOTES AND BONDS (22.7%)
---------------------------------
   IDAHO                                          (2.2%)
   Idaho State, Tax Anticipatory Notes
     2.00%, 06/30/04                                             15,000,000           15,037,707
                                                                                   -------------

   The accompanying notes are an integral part of these financial statements.

                                                                   FACE
                                                                  AMOUNT               VALUE
                                                               ------------        -------------
ILLINOIS                                        (0.7%)
Illinois State, General Obligation
   1.50%, 05/15/04                                             $  5,000,000        $   5,003,224
                                                                                   -------------

INDIANA                                         (4.5%)
Indiana Banking Revenue, Advance
   Progress Notes, Series A
     2.00%, 01/25/05                                             12,000,000           12,087,304
Indiana Board Book Revenue, Midyear
   Funding, Series A
     1.25%, 04/15/04                                             19,000,000           19,002,314
                                                                                   -------------
                                                                                      31,089,618
                                                                                   -------------

IOWA                                            (2.4%)
Iowa Finance Authority Single Family
   Revenue, Series L, AMT
     1.23%, 12/21/04                                             16,565,000           16,565,000
                                                                                   -------------
MARYLAND                                        (4.2%)
Montgomery County, Maryland, Housing
   Opportunity Common Single Family
   Mortgage Revenue, Series C
     1.10%, 03/08/05                                             24,845,000           24,845,000
Montgomery County, Maryland, Housing
   Opportunity Common Single Family
   Mortgage Revenue, Series D
     1.15%, 03/08/05                                              3,980,000            3,980,000
                                                                                   -------------
                                                                                      28,825,000
                                                                                   -------------

MICHIGAN                                        (2.5%)
Detroit, Michigan, Sewage Disposal
   Revenue, Series A
     1.05%, 09/02/04                                             17,000,000           17,000,000
                                                                                   -------------

TEXAS                                           (4.9%)
Pasadena, Texas, Independent School
   District, Series A, PSF-GTD
     1.35%, 04/01/04                                              5,250,000            5,250,000
Texas State Tax and Revenue
   Anticipatory Notes
     2.00%, 08/31/04                                             28,000,000           28,100,547
                                                                                   -------------
                                                                                      33,350,547
                                                                                   -------------

   The accompanying notes are an integral part of these financial statements.

                                                                   FACE
                                                                  AMOUNT               VALUE
                                                               ------------        -------------
   UTAH                                          (1.3%)
   Utah, Intermountain Power Agency,
     Power Supply Revenue, Series F, AMBAC
        1.05%, 07/01/18                                        $  9,315,000        $   9,315,000
                                                                                   -------------
TOTAL MUNICIPAL NOTES AND BONDS
 (Cost: $156,186,096)                                                                156,186,096
                                                                                   -------------

   TOTAL INVESTMENTS
    (Cost: $669,148,010)                        (97.4%)                              669,148,010
   OTHER ASSETS, LESS LIABILITIES                (2.6%)                               17,628,891
                                                                                   -------------
   NET ASSETS                                  (100.0%)                            $ 686,776,901
                                                                                   =============

Glossary

AMBAC: AMBAC Assurance Corporation
AMT: Alternate Minimum Tax (subject to)
FGIC: Financial Guaranty Insurance Co.
FHA: Federal Housing Administration
FNMA: Federal National Mortgage Association
FSA: Financial Security Assurance, Inc.
GNMA: Government National Mortgage Association
MBIA: MBIA Insurance Corporation
PSF-GTD: Public School Fund - Guaranteed
RADIAN: Radian Group, Inc.

   The accompanying notes are an integral part of these financial statements.

Schedule of Investments
E*TRADE California Municipal Money Market Fund
March 31, 2004 (unaudited)

                                                             FACE
                                                            AMOUNT            VALUE
                                                         ------------     ------------
VARIABLE RATE DEMAND NOTES (83.8%)/(1)/
---------------------------------------
   CALIFORNIA                                    (82.2%)
   Alameda County, California, Industrial
     Development Authority Revenue, Arlen
     Ness Enterprises Project, AMT
        1.12%, 04/01/04                                  $  5,140,000     $  5,140,000
   Alameda, Contra Costa, California,
     Schools Financing Authority
     Certificates of Participation, Capital
     Improvement Financing Projects, Series C
        1.03%, 04/01/04                                     3,245,000        3,245,000
   Alameda, Contra Costa, California,
     Schools Financing Authority
     Certificates of Participation, Series K
        1.08%, 04/01/04                                    10,475,000       10,475,000
   Berkeley, California, Revenue, Berkeley YMCA
     1.05%, 04/01/04                                        6,800,000        6,800,000
   California Health Facilities Financing
     Authority Revenue, Catholic
     Healthcare, Series C
        1.05%, 04/07/04                                    12,800,000       12,800,000
   California Housing Financing Agency
     Revenue, Home Manufacturing,
     Series U, AMT
        1.10%, 04/07/04                                    12,255,000       12,255,000
   California Housing Financing Agency
     Revenue, Series D, AMT
        1.10%, 04/07/04                                    10,000,000       10,000,000
   California Housing Financing Agency
     Revenue, Series D, AMT
        1.10%, 04/07/04                                    15,000,000       15,000,000
   California, Housing Finance Agency
     Revenue, Series D, AMT, FSA
        1.10%, 04/07/04                                    18,000,000       18,000,000
   California Pollution Control Financing
     Authority, Solid Waste Disposal
     Revenue, Blue Line Transfer Inc.,
     Series A, AMT
        1.09%, 04/07/04                                     4,670,000        4,670,000

(1) Variable rate securities. The rates shown are current rates on March 31, 2004. Dates shown represent the next interest reset date.

   The accompanying notes are an integral part of these financial statements.

                                                              FACE
                                                             AMOUNT             VALUE
                                                         ------------       -------------
California Pollution Control Financing
   Authority, Solid Waste Disposal
   Revenue, Norcal Waste System Income
   Project, Series A, AMT
     1.09%, 04/07/04                                     $  8,000,000       $  8,000,000
California Pollution Control Financing
   Authority, Solid Waste Disposal
   Revenue, Placer County Eastern
   Sanitation, Series A, AMT
     1.09%, 04/07/04                                        2,800,000          2,800,000
California Pollution Control Financing
   Authority, Pollution Control Revenue,
   Resource Recovery, Wadham Energy,
   Series C, AMT
     1.00%, 04/07/04                                        1,175,000          1,175,000
California Pollution Control Financing
   Authority, Solid Waste Disposal Revenue,
   New United Motor Manufacturing, Series A
     1.05%, 04/01/04                                        2,900,000          2,900,000
California State Department of Water
   Resource Recovery, Power Supply
   Revenue, Series C-9
     1.00%, 04/01/04                                       10,000,000         10,000,000
California State Economic Development
   Financing Authority, Industrial
   Development Revenue, Scientific
   Specialties Project, AMT
     1.08%, 04/07/04                                        1,810,000          1,810,000
California State, Putters, Series 239Z, AMBAC
   1.06%, 04/01/04                                          3,500,000          3,500,000
California State, PA 607R
   1.06%, 04/01/04                                          8,120,000          8,120,000
California State, Putters, Series 142,
   FGIC-TCRS
     1.17%, 12/02/04                                        7,170,000          7,170,000
California State, Series C-3
   1.03%, 04/01/04                                          5,000,000          5,000,000
California Statewide, Communities
   Development Authority, Industrial
   Development Revenue, American
   Modular Systems Project, Series A, AMT
     1.12%, 04/01/04                                        3,200,000          3,200,000
California Statewide, Communities
   Development Authority Revenue, Series M
     1.10%, 04/07/04                                       15,000,000         15,000,000

   The accompanying notes are an integral part of these financial statements.

                                                            FACE
                                                           AMOUNT             VALUE
                                                        ------------      -------------
California Statewide, Communities
   Development Authority Revenue, Certificate
   of Participation, Series 909, MBIA
     1.07%, 04/01/04                                    $ 28,875,000      $  28,875,000
California Statewide, Communities
   Development Authority, Multifamily
   Housing Revenue, Oakmont of
   Alameda, Series WW, AMT
     1.10%, 04/1/04                                       12,680,000         12,680,000
California Statewide, Communities
   Development Authority, Multifamily
   Revenue, Aqua Vista Apartments,
   Series V, FNMA
     1.04%, 04/01/04                                       8,000,000          8,000,000
California Statewide, Communities
   Development Authority, Multifamily
   Revenue, IAC Project, Series W-3, AMT
     1.07%, 04/07/04                                       5,600,000          5,600,000
California Statewide, Communities
   Development Authority, Multifamily
   Revenue, Pittsburgh Plaza Apartments,
   Series K
     1.03%, 04/01/04                                       4,600,000          4,600,000
California Statewide, Communities
   Development Authority, Multifamily
   Revenue, Plaza Club Apartments,
   Project A, AMT, FNMA
     1.05%, 04/01/04                                       4,500,000          4,500,000
California Statewide, Communities
   Development Corp., Certificates of
   Participation, Covenant Retirement
   Communities
     1.00%, 04/01/04                                       6,650,000          6,650,000
California Statewide, Communities
   Development Authority, Multifamily
   Housing Revenue, Arbor Ridge
   Apartments, Series X, FNMA
     1.02%, 04/01/04                                      10,000,000         10,000,000
California Statewide, Communities
   Development Authority, Multifamily
   Housing Revenue, Beachview Village
   Apartments, Series EE, GIC, AMT
     1.25%, 06/01/04                                       5,805,000          5,805,000
Concord California Multifamily Housing
   Revenue, Maplewood & Golden Glen.,
   Series A
     1.10%, 04/01/04                                       3,970,000          3,970,000

   The accompanying notes are an integral part of these financial statements.

                                                               FACE
                                                              AMOUNT              VALUE
                                                          -------------       --------------
Contra Costa County, California,
   Multifamily Housing Revenue, Park
   Regency, Series F, AMT, FNMA
     1.01%, 04/01/04                                      $  6,000,000        $  6,000,000
Contra Costa County, California,
   Multifamily Housing Revenue, Camara
   Circle Apartments, Series A, AMT
     1.10%, 04/01/04                                         1,800,000           1,800,000
Emeryville, California, Redevelopment
   Agency, Multifamily Housing Revenue,
   Baystreet Apartments, Series A, AMT
     1.05%, 04/01/04                                         5,000,000           5,000,000
Golden State TOB Securitization Corp.,
   California TOB Settlement Revenue,
   Series PA 1240
     1.11%, 04/01/04                                         6,000,000           6,000,000
Golden State TOB Securitization Corp.,
   California TOB Settlement Revenue,
   Series PA 1206
     1.11%, 04/01/04                                         6,875,000           6,875,000
Golden State TOB Securitization Corp.,
   California TOB Settlement Revenue,
   Series PA 1236
     1.11%, 04/01/04                                         3,530,000           3,530,000
Golden State TOB Securitization Corp.,
   California TOB Settlement Revenue,
   Series PA 1214
     1.11%, 04/01/04                                         6,745,000           6,745,000
Golden State TOB Securitization Corp.,
   California TOB Settlement Revenue,
   Series PA 1237
     1.11%, 04/01/04                                         2,735,000           2,735,000
Hayward, California, Multifamily Housing
   Revenue, Timbers Apartments, Series A,
   AMT, FNMA
     1.05%, 04/01/04                                         4,500,000           4,500,000
Los Angeles, California, Community
   Redevelopment Agency, Multifamily
   Housing Revenue, Academy Village
   Apartments, Series A, AMT, FNMA
     1.05%, 04/01/04                                         9,000,000           9,000,000
Los Angeles, California, Convention &
   Exhibition Center Authority Lease
   Revenue, Series B-1
     0.97%, 06/16/04                                        16,000,000          16,000,000
Los Angeles, California, Harbor
   Department Revenue, Series 7, AMT
     1.13%, 04/07/04                                        16,620,000          16,620,000

   The accompanying notes are an integral part of these financial statements.

                                                               FACE
                                                              AMOUNT            VALUE
                                                          --------------    -------------
Los Angeles, California, Multifamily
   Revenue, Watts / Athens Apartments,
   Series A, AMT
     1.04%, 04/01/04                                      $  4,300,000      $  4,300,000
Los Angeles, California, Metropolitan
   Transportation Authority, Sales Tax
   Revenue
     1.04%, 04/01/04                                         7,800,000         7,800,000
Milpitas, California, Multifamily Revenue,
   Crossing at Montague, Series A, AMT
     1.04%, 04/01/04                                         4,500,000         4,500,000
Modesto, California, Health Facilities
   Revenue, Series 910, MBIA
     1.07%, 04/01/04                                         5,650,000         5,650,000
Orange County, California, Housing
   Authority, Apartment Development
   Revenue, Oasis Martinique, Series I, FNMA
     1.02%, 04/01/04                                        10,800,000        10,800,000
Oxnard, California, Industrial
   Development Authority Revenue,
   Western Saw Manufactures, AMT
     1.08%, 04/07/04                                         2,760,000         2,760,000
Sacramento County, California, Housing
   Authority, Multifamily Housing Revenue,
   Chesapeake Commons, Series C,
   AMT, FNMA
     1.05%, 04/01/04                                         4,500,000         4,500,000
Sacramento County, California, Housing
   Authority, Multifamily Housing
   Revenue, Lofts at Natomas
   Apartments, Series F, AMT, FNMA
     1.04%, 04/01/04                                         6,000,000         6,000,000
San Bernardino, California,
   Redevelopment Agency, Multifamily
   Housing Revenue, Silver Woods
   Apartments Project, AMT, FNMA
     1.04%, 04/01/04                                         7,000,000         7,000,000
San Francisco, California, City & County
   Redevelopment Agency, Multifamily
   Revenue, Series D, AMT
     1.10%, 04/01/04                                         2,500,000         2,500,000
San Jose, California Multifamily Housing
   Revenue, Evans Lane Apartments,
   Series H
     1.08%, 04/07/04                                         4,900,000         4,900,000
San Jose, California, Multifamily Housing
   Revenue, Almaden Lake Village Apartments,
   Series A, AMT
     1.05%, 04/01/04                                         4,100,000         4,100,000

   The accompanying notes are an integral part of these financial statements.

                                                            FACE
                                                           AMOUNT             VALUE
                                                        -------------     -------------
   San Jose, California, Multifamily Housing
     Revenue, Cinnabar Commons,
     Series C, AMT
        1.05%, 04/01/04                                 $ 10,400,000      $  10,400,000
   San Jose, California, Multifamily Housing
     Revenue, Siena
        1.04%, 04/01/04                                   12,100,000         12,100,000
   Southern California Home Financing
     Authority, Single Family Revenue,
     Series A, AMT, FNMA
        1.00%, 08/19/04                                   15,000,000         15,000,000
   Triunfo, California, County Sanitation
     District Revenue
        1.11%, 04/07/04                                    1,600,000          1,600,000
   Vallejo, California, Water Revenue, Series A
     1.06%, 04/07/04                                       4,500,000          4,500,000
                                                                          -------------
                                                                            450,955,000
                                                                          -------------

   PUERTO RICO                                    (1.6%)
   Puerto Rico Commonwealth, Highway &
     Transportation Authority,
     Transportation Revenue, Series A
        1.07%, 04/01/04                                    3,475,000          3,475,000
   Puerto Rico Municipal Financing Agency,
     Series 805, FSA
        1.07%, 04/01/04                                    5,365,000          5,365,000
                                                                          -------------
                                                                              8,840,000
                                                                          -------------

TOTAL VARIABLE RATE DEMAND NOTES
   (Cost: $459,795,000)                                                     459,795,000
                                                                          -------------

MUNICIPAL NOTES & BONDS (15.9%)
   CALIFORNIA                                    (15.9%)
   California School Cash Reserve Program,
     Authority, Series A, AMBAC
        2.00%, 07/06/04                                   27,500,000         27,573,147
   California State, Revenue Anticipatory
     Notes, Subseries A-1,
     LOC-Nordbanken
        2.00%, 06/23/04                                   32,000,000         32,067,386
   California State, Revenue Anticipatory
     Notes, Subseries A-3
        2.00%, 06/23/04                                    2,500,000          2,505,264
   Los Angeles, California, Schools Pooled
     Financing Program Participation Tax &
     Revenue Anticipatory Notes, Series A
        1.75%, 06/30/04                                   10,190,000         10,210,039

   The accompanying notes are an integral part of these financial statements.

                                                                  FACE
                                                                 AMOUNT              VALUE
                                                              ------------       --------------
   Los Angeles, California, United School
     District Tax & Revenue Anticipatory
     Notes, Series A
        2.00%, 07/01/04                                       $ 15,000,000       $   15,040,043
                                                                                 --------------
TOTAL MUNICIPAL NOTES & BONDS
 (Cost: $87,395,879)                                                                 87,395,879
                                                                                 --------------

   TOTAL INVESTMENTS
     (Cost: $547,190,879)                          (99.7%)                          547,190,879
   OTHER ASSETS, LESS LIABILITIES                   (0.3%)                            1,645,385
                                                                                 --------------
   NET ASSETS                                     (100.0%)                       $  548,836,264
                                                                                 ==============

Glossary

AMBAC: AMBAC Assurance Corporation
AMT: Alternate Minimum Tax (subject to)
FGIC: Financial Guaranty Insurance Company
FNMA: Federal National Mortgage Association
FSA: Financial Security Assurance, Inc.
MBIA: Municipal Bond Investors Assurance

   The accompanying notes are an integral part of these financial statements.

Schedule of Investments
E*TRADE New York Municipal Money Market Fund
March 31, 2004 (unaudited)

                                                                  FACE
                                                                 AMOUNT              VALUE
                                                              ------------       --------------
VARIABLE RATE DEMAND NOTES (84.3%)/(1)/
---------------------------------------
   NEW YORK                                     (78.9%)
   Albany, New York, Industrial
     Development Agency Civic Facility
     Revenue, University Albany Foundation
     Student, Series A, AMBAC
        0.99%, 04/01/04                                       $    600,000       $      600,000
   Albany, New York, Industrial
     Development Agency Revenue, Davies
     Office Refurbishing
        1.04%, 04/01/04                                          1,000,000            1,000,000
   Forest City New Rochelle, New York,
     Revenue, Certificates
        1.10%, 04/01/04                                          8,600,000            8,600,000
   Hempstead, New York, Industrial
     Development Agency Revenue, AMT,
     Nassau Energy
        1.06%, 04/07/04                                          5,200,000            5,200,000
   Metropolitan Transportation Authority
     New York Revenue, Series D2, FSA
        1.00%, 04/01/04                                          3,000,000            3,000,000
   Monroe County, New York, Industrial
     Development Agency Civic Facility
     Revenue, YMCA of Greater Rochester
        1.07%, 04/01/04                                          2,750,000            2,750,000
   Nassau County, New York Tobacco
     Settlement Corp. PA 1208
        1.11%, 04/01/04                                         10,000,000           10,000,000
   New York State Energy Research &
     Development Electric Facilities
     Revenue, Long Island Lighting Co.,
     Series A, AMT
        1.08%, 04/07/04                                          2,200,000            2,200,000
   New York State Energy Research &
     Development Pollution Control
     Revenue Annual Tender,
     New York State Electric & Gas
        1.08%, 03/15/05                                          4,000,000            4,001,506

(1) Variable rate securities. The rates shown are current rates on March 31, 2004. Dates shown represent the next interest reset date.

   The accompanying notes are an integral part of these financial statements.

                                                                  FACE
                                                                 AMOUNT              VALUE
                                                              ------------       --------------
New York State Housing Finance Agency
   Revenue, Worth Street Housing,
   Series A, AMT, FNMA
     1.07%, 04/07/04                                          $  7,500,000       $    7,500,000
New York State Housing Finance Agency
   Revenue, 360 West, Series A, AMT, FNMA
     1.07%, 04/07/04                                             7,100,000            7,100,000
New York State Housing Finance Agency
   Revenue, Chelsea Apts., Series A, AMT,
   FNMA
     1.08%, 04/07/04                                            21,500,000           21,500,000
New York State Housing Finance Agency
   Revenue, South Cove Plaza, Series A, AMT
     1.08%, 04/07/04                                             1,410,000            1,410,000
New York State Housing Finance Agency
   Revenue, East 39th St. Housing, AMT,
   FNMA
     1.08%, 04/07/04                                             4,800,000            4,800,000
New York State Housing Finance Agency
   Revenue Union Square, AMT, FNMA
     1.08%, 04/07/04                                             5,000,000            5,000,000
New York State Housing Finance Agency
   Revenue, Tribeca, Series A, AMT, FNMA
     1.08%, 04/07/04                                             7,900,000            7,900,000
New York State Housing Finance Agency
   Revenue, Hospital For Special Surgery
   Staff, Series A
     1.05%, 04/07/04                                             1,400,000            1,400,000
New York State Urban Development Corp.
   PA 1218
     1.07%, 04/01/04                                             3,600,000            3,600,000
New York State, New York City
   Transitional Finance Authorities
   Revenue, Future Tax Secured, Series A
     1.03%, 04/07/04                                               100,000              100,000
New York State, GO Series H, Subseries
   H-4 AMBAC
     1.02%, 04/07/04                                             1,400,000            1,400,000
Niagara County, New York Industrial
   Development Agency Civic Facility
   Revenue, NYSARC, Inc., Series A
     1.10%, 04/01/04                                             2,900,000            2,900,000
Otsego County, New York Industrial
   Development Agency, Civic Facilities
   Revenue, Noonan Community Services Corp.
   Project, Series A
     1.02%, 04/01/04                                             2,000,000            2,000,000

   The accompanying notes are an integral part of these financial statements.

                                                               FACE
                                                              AMOUNT             VALUE
                                                            -----------      --------------
      Roaring Fork Municipal Productions LLC
       OT Series 2003-15, Class A/(2)/
         1.08%, 04/01/04                                    $ 6,760,000      $    6,760,000
      Schoharie County, New York Industrial
       Development Agency, Civic Facility
       Revenue Bassett Hospital Project, Series A
         1.10%, 04/01/04                                      1,600,000           1,600,000
                                                                             --------------
                                                                                112,321,506
                                                                             --------------

      PUERTO RICO                              (5.4%)
      Puerto Rico Electric Power Authority
       Power Revenue, Series 268, FSA
         1.17%, 12/02/04                                      3,495,000           3,495,000
      Puerto Rico Public Finance Corp.,
       Series 363, AMBAC
         1.00%, 07/29/04                                      4,210,000           4,210,000
                                                                             --------------
                                                                                  7,705,000
                                                                             --------------

TOTAL VARIABLE RATE DEMAND NOTES
(Cost: $ 120,026,506)                                                           120,026,506
                                                                             --------------

MUNICIPAL NOTES & BONDS (15.4%)
-------------------------------
      NEW YORK                                (15.4%)
      Buffalo Revenue Notes, Series A
         2.75%, 07/29/04                                      6,000,000           6,032,482
      Erie County Revenue Notes,
       Series A
         1.50%, 06/23/04                                      4,000,000           4,005,413
      New York State, Dorm Authority
       Revenue, FIT Student Housing, AMBAC
         5.75%, 07/01/04                                      1,680,000           1,700,194
      New York State, GO Series B
         1.02%, 08/05/04                                      5,000,000           5,000,000
      New York State, Tunnel Authority,
       Highway & Bridge Triborough Bridge
       Fund, Series A, AMBAC
         5.25%, 04/01/05                                      2,000,000           2,084,195
      Suffolk County, New York State, GO
         2.00%, 09/08/04                                      3,000,000           3,012,088
                                                                             --------------
TOTAL MUNICIPAL NOTES & BONDS
(Cost: $ 21,834,372)                                                             21,834,372
                                                                             --------------

      TOTAL INVESTMENTS
       (Cost: $141,860,878)                   (99.7%)                           141,860,878
      OTHER ASSETS, LESS LIABILITIES           (0.3%)                               392,249
                                                                             --------------
      NET ASSETS                             (100.0%)                        $  142,253,127
                                                                             ==============

(2) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

   The accompanying notes are an integral part of these financial statements.

Glossary

AMBAC: AMBAC Assurance Corporation
AMT: Alternative Minimum Tax (subject to)
FNMA: Federal National Mortgage Association
FSA: Financial Security Assurance, Inc.
GO: General Obligation

   The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities
March 31, 2004

                                                                    Money Market
                                                                        Fund
                                                                   ---------------
ASSETS
Investments - at value (Cost: $1,879,869,649, $359,231,367,
$669,148,010, $547,190,879 and $141,860,878, respectively)         $ 1,879,869,649
Cash                                                                            --
Interest receivable                                                      5,100,933
Receivable for investments sold                                                 --
Other assets                                                               258,541
                                                                   ---------------
    TOTAL ASSETS                                                     1,885,229,123
                                                                   ---------------
LIABILITIES

Dividend payable                                                            10,955
Accrued advisory fee                                                       137,963
Accrued distribution fee                                                   770,623
Accrued administration fee                                                 244,123
Accrued shareholder servicing fee                                          406,329
Accrued other expenses                                                     583,634
                                                                   ---------------
    TOTAL LIABILITIES                                                    2,153,627
                                                                   ---------------

NET ASSETS                                                         $ 1,883,075,496
                                                                   ===============

NET ASSETS CONSIST OF:
Paid-in Capital                                                    $ 1,883,092,040
Undistributed net realized gain (loss) on investments                      (16,544)
                                                                   ---------------
NET ASSETS                                                         $ 1,883,075,496
                                                                   ===============

NET ASSETS ATTRIBUTABLE TO SWEEP CLASS                             $ 1,785,046,892
                                                                   ===============
NET ASSETS ATTRIBUTABLE TO PREMIER CLASS                           $    98,028,604
                                                                   ===============

SHARES OUTSTANDING, SWEEP CLASS
 (UNLIMITED AUTHORIZED, PAR VALUE $.01)                              1,785,062,914
                                                                   ===============
NET ASSET VALUE, OFFERING PRICE AND
 REDEMPTION PRICE PER SHARE                                        $          1.00
                                                                   ===============

SHARES OUTSTANDING, PREMIER CLASS
 (UNLIMITED AUTHORIZED, PAR VALUE $.01)                                 98,023,352
                                                                   ===============
NET ASSET VALUE, OFFERING PRICE AND
 REDEMPTION PRICE PER SHARE                                        $          1.00
                                                                   ===============

   The accompanying notes are an integral part of these financial statements.

-----------------------------------------------------------------------
  Government         Municipal        California         New York
 Money Market       Money Market    Municipal Money    Municipal Money
     Fund              Fund           Market Fund       Market Fund
---------------   ---------------  ------------------ -----------------
$  359,231,367    $  669,148,010   $   547,190,879    $  141,860,878
            --           213,272           565,229           250,735
     2,261,184         1,824,920         1,700,915           419,249
            --        16,232,448                --                --
            --             9,311                --                --
--------------    --------------   ---------------    --------------
   361,492,551       687,427,961       549,457,023       142,530,862
--------------    --------------   ---------------    --------------

            --                --                --                --
        24,235            34,655                --             2,591
       140,807           234,690           190,926            49,976
        46,926            88,478            67,410            18,741
        78,233           147,306           119,329            31,235
       207,882           145,931           243,094           175,192
--------------    --------------   ---------------    --------------
       498,083           651,060           620,759           277,735
--------------    --------------   ---------------    --------------

$  360,994,468    $  686,776,901   $   548,836,264    $  142,253,127
==============    ==============   ===============    ==============

$  360,994,428    $  686,774,677   $   548,839,548    $  142,222,078
            40             2,224            (3,284)           31,049
--------------    --------------   ---------------    --------------
$  360,994,468    $  686,776,901   $   548,836,264    $  142,253,127
==============    ==============   ===============    ==============

$  360,994,468    $  682,355,527   $   548,836,264    $  142,253,127
==============    ==============   ===============    ==============
$           --    $    4,421,374   $            --    $           --
==============    ==============   ===============    ==============

   360,994,428       682,353,340       548,839,548       142,222,078
==============    ==============   ===============    ==============

$         1.00    $         1.00   $          1.00    $         1.00
==============    ==============   ===============    ==============

            --         4,421,344                --                --
==============    ==============   ===============    ==============

$           --    $         1.00   $            --    $           --
==============    ==============   ===============    ==============

Statement of Operations
For the six months ended March 31, 2004

                                                                 Money
                                                              Market Fund
                                                            ----------------
NET INVESTMENT INCOME:
  Interest                                                  $   14,530,049
                                                            --------------
    TOTAL INVESTMENT INCOME                                     14,530,049
                                                            --------------

EXPENSES:
  Advisory                                                       1,520,481
  Administration                                                 1,900,601
  Shareholder servicing - Sweep Class                            3,066,790
  Shareholder servicing - Premier Class                             80,707
  Distribution fee - Sweep Class                                 6,133,580
  Registration - Sweep Class                                        29,404
  Registration - Premier Class                                       4,190
  Printing - Sweep Class                                            88,475
  Printing - Premier Class                                           2,738
  Legal services                                                   180,566
  Custodian                                                        158,359
  Trustee                                                           46,256
  Transfer and dividend disbursing agent - Sweep Class              10,960
  Transfer and dividend disbursing agent - Premier Class             5,325
  Audit and tax services                                            10,406
  Insurance                                                         39,539
  Other                                                             46,973
  Fees reimbursed to advisor                                            --
                                                            --------------
  TOTAL EXPENSES BEFORE WAIVER                                  13,325,350
Advisory fees waived                                              (253,311)
                                                            --------------
  NET EXPENSES                                                  13,072,039
                                                            --------------
NET INVESTMENT INCOME                                            1,458,010
                                                            --------------

NET REALIZED GAIN (LOSS) ON INVESTMENTS                            (15,252)
                                                            --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        $    1,442,758
                                                            ==============

   The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------
 Government           Municipal          California          New York
Money Market        Money Market      Municipal Money     Municipal Money
    Fund                Fund            Market Fund         Market Fund
--------------     --------------    ----------------    ----------------
$   2,064,918      $   3,488,493     $    2,776,587      $     715,842
-------------      -------------     --------------      -------------
    2,064,918          3,488,493          2,776,587            715,842
-------------      -------------     --------------      -------------

      224,765            392,972            325,906             83,830
      280,956            491,214            407,383            104,788
      468,260            774,400            678,972            174,646
           --              3,912                 --                 --
      842,868          1,302,081          1,086,355            279,434
        4,616             29,565              1,185              2,404
           --             15,647                 --                 --
       20,314             46,693             37,667              9,337
           --              4,652                 --                 --
       33,124             59,244             49,155             12,643
       28,376             45,371             38,930              9,077
       10,749             18,491             14,547              4,041
       13,941             14,366             13,786             14,392
           --              6,587                 --                 --
       11,422             11,544             11,497             11,497
        6,225             12,776              8,579              2,145
          507             12,765              1,069                525
       27,072                 --                 --                 --
-------------      -------------     --------------      -------------
    1,973,195          3,242,280          2,675,031            708,759
           --            (85,175)          (322,339)           (56,223)
-------------      -------------     --------------      -------------
    1,973,195          3,157,105          2,352,692            652,536
-------------      -------------     --------------      -------------
       91,723            331,388            423,895             63,306
-------------      -------------     --------------      -------------

           14              2,225             (3,284)            31,049
-------------      -------------     --------------      -------------
$      91,737      $     333,613     $      420,611      $      94,355
=============      =============     ==============      =============

Statement of Changes in Net Assets

                                                                              Money
                                                                           Market Fund
                                                            ---------------------------------------
                                                                                   For the period
                                                                For the six           October 7,
                                                                months ended        2002* through
                                                               March 31, 2004       September 30,
                                                                (unaudited)              2003
                                                            -------------------  ------------------
NET INCREASE IN NET ASSETS
OPERATIONS:
Net investment income                                         $     1,458,010      $    18,381,876
Net realized gain (loss) on sale of investments                       (15,252)              (1,292)
                                                            -----------------    -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                1,442,758           18,380,584
                                                            -----------------    -----------------
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income - Sweep Class             (1,172,654)         (18,381,876)
Distributions from net investment income - Premier Class             (285,356)                  --
                                                            -----------------    -----------------
Total Distributions                                                (1,458,010)         (18,381,876)
                                                            -----------------    -----------------

TRANSACTIONS IN SHARES OF BENEFICIAL
  INTEREST:
Net proceeds from sale of shares - Sweep Class                    797,743,702        9,120,438,782
Net proceeds from sale of shares - Premier Class                  150,872,417                   --
Value of shares issued in reinvestment of dividends
  and distributions - Sweep Class                                   1,172,606           18,381,292
Value of shares issued in reinvestment of dividends
  and distributions - Premier Class                                   255,998                   --
Cost of shares redeemed - Sweep Class                          (2,328,753,182)      (5,823,920,286)
Cost of shares redeemed - Premier Class                           (53,099,289)                  --
                                                            -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  TRANSACTIONS IN SHARES OF BENEFICIAL
  INTEREST                                                     (1,431,807,748)       3,314,899,788
                                                            -----------------    -----------------
NET INCREASE IN NET ASSETS                                     (1,431,823,000)       3,314,898,496
NET ASSETS:
BEGINNING OF PERIOD                                             3,314,898,496                   --
                                                            -----------------    -----------------
END OF PERIOD                                                 $ 1,883,075,496      $ 3,314,898,496
                                                            =================    =================

SHARE TRANSACTIONS:
Number of shares sold - Sweep Class                               797,743,702        9,120,438,198
Number of shares sold - Premier Class                             150,865,085                   --
Number of shares reinvested - Sweep Class                           1,172,606           18,381,876
Number of shares reinvested - Premier Class                           255,998                   --
Number of shares redeemed - Sweep Class                        (2,328,753,182)      (5,823,920,286)
Number of shares redeemed - Premier Class                         (53,097,731)                  --
                                                            -----------------    -----------------
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING                                                  (1,431,813,522)       3,314,899,788
                                                            =================    =================

*  Commencement of investment operations.

   The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------
          Government                              Municipal
       Money Market Fund                      Money Market Fund
------------------------------------  -----------------------------------
                     For the period                       For the period
 For the six           October 7,        For the six       October 7,
 months ended       2002* through       months ended      2002* through
March 31, 2004       September 30,     March 31, 2004     September 30,
 (unaudited)             2003           (unaudited)           2003
---------------   ------------------   ---------------  -----------------
$      91,723     $      991,326      $       331,388   $     1,141,510
           14                 26                2,225                --
-------------     --------------      ---------------   ---------------

       91,737            991,352              333,613         1,141,510
-------------     --------------      ---------------   ---------------

      (91,723)          (991,326)            (319,733)       (1,132,412)

           --                 --              (11,655)           (9,098)
-------------     --------------      ---------------   ---------------
      (91,723)          (991,326)            (331,388)       (1,141,510)
-------------     --------------      ---------------   ---------------

  102,259,783        562,968,913          315,715,488       933,065,115
           --                 --            6,386,337         6,554,257

       91,722            991,326              319,736         1,132,412

           --                 --               11,521            34,098
 (120,895,236)      (184,422,080)        (230,866,879)     (337,012,532)
           --                 --           (4,455,350)       (4,109,527)
-------------     --------------      ---------------   ---------------

  (18,543,731)       379,538,159           87,110,853       599,663,823
-------------     --------------      ---------------   ---------------
  (18,543,717)       379,538,185           87,113,078       599,663,823

  379,538,185                 --          599,663,823                --
-------------     --------------      ---------------   ---------------
$ 360,994,468     $  379,538,185      $   686,776,901   $   599,663,823
=============     ==============      ===============   ===============

  102,259,783        562,968,907          315,715,488       933,065,113
           --                 --            6,386,337         6,554,257
       91,722            991,332              319,736         1,132,414
           --                 --               11,521             9,098
 (120,895,236)      (184,422,080)        (230,866,879)     (337,012,532)
           --                 --           (4,455,342)       (4,084,527)
-------------     --------------      ---------------  ----------------

  (18,543,731)       379,538,159           87,110,861       599,663,823
=============     ==============      ===============  ================

Statement of Changes in Net Assets (Concluded)

                                                                         California
                                                                Municipal Money Market Fund
                                                            ----------------------------------
                                                                                For the period
                                                               For the six         October 7,
                                                               months ended      2002* through
                                                              March 31, 2004      September 30,
                                                               (unaudited)            2003
                                                            ----------------    --------------
NET INCREASE IN NET ASSETS
OPERATIONS:
Net investment income                                       $      423,895      $    1,194,905
Net realized gain (loss) on sale of investments                     (3,284)                --
                                                            --------------      --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               420,611           1,194,905
                                                            --------------      --------------
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income - Sweep Class            (423,895)         (1,194,905)
Distributions from net investment income - Premier Class                --                  --
                                                            --------------      --------------
Total Distributions                                               (423,895)         (1,194,905)
                                                            --------------      --------------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:
Net proceeds from sale of shares - Sweep Class                 231,653,292         919,205,452
Net proceeds from sale of shares - Premier Class                        --                  --
Value of shares issued in reinvestment of dividends
   and distributions - Sweep Class                                 423,900           1,194,905
Value of shares issued in reinvestment of dividends
   and distributions - Premier Class                                    --                  --
Cost of shares redeemed - Sweep Class                         (201,592,988)       (402,045,013)
Cost of shares redeemed - Premier Class                                 --                  --
                                                            --------------      --------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST                30,484,204         518,355,344
                                                            --------------      --------------

NET INCREASE IN NET ASSETS                                      30,480,920         518,355,344
NET ASSETS:
BEGINNING OF PERIOD                                            518,355,344                  --
                                                            --------------      --------------
END OF PERIOD                                               $  548,836,264      $  518,355,344
                                                            ==============      ==============

SHARE TRANSACTIONS:
Number of shares sold - Sweep Class                            231,653,292         919,205,452
Number of shares sold - Premier Class                                   --                  --
Number of shares reinvested - Sweep Class                          423,900           1,194,905
Number of shares reinvested - Premier Class                             --                  --
Number of shares redeemed - Sweep Class                       (201,592,988)       (402,045,013)
Number of shares redeemed - Premier Class                               --                  --
                                                            --------------      --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING                   30,484,204         518,355,344
                                                            ==============      ==============

*    Commencement of investment operations.

   The accompanying notes are an integral part of these financial statements.

       ------------------------------------
                      New York
             Municipal Money Market Fund
       ------------------------------------
                            For the period
          For the six          October 7,
          months ended      2002* through
         March 31, 2004     September 30,
          (unaudited)            2003
       ------------------ -----------------

        $      63,306      $     276,600
               31,049                 --
       --------------     --------------
               94,355            276,600
       --------------     --------------

              (63,306)          (276,600)

                   --                 --
       --------------     --------------
              (63,306)          (276,600)
       --------------     --------------



           89,887,065        236,290,886
                   --                 --
               63,308            276,600
                   --                 --
          (80,183,696)      (104,112,085)
                   --                 --
       --------------     --------------

            9,766,677        132,455,401
       --------------     --------------
            9,797,726        132,455,401

          132,455,401                 --
       --------------     --------------
        $ 142,253,127      $ 132,455,401
       ==============     ==============

           89,887,065        236,290,888
                   --                 --
               63,308            276,598
                   --                 --
          (80,183,696)      (104,112,085)
                   --                 --
       --------------     --------------
            9,766,677        132,455,401
       ==============     ==============

Financial Highlights
--------------------------------------------------------------------------------

                                                                                                     Money
                                                                         Money                    Market Fund -
                                                               Market Fund - Sweep Class          Premier Class
                                                          -----------------------------------   -----------------
                                                            For the six       For the period     For the period
                                                            months ended        October 7,         November 9,
                                                             March 31,      2002/(1)/ through   2003/(2)/ through
                                                                2004          September 30,       March 31, 2004
                                                            (unaudited)            2003            (unaudited)
                                                          ---------------   -----------------   -----------------
NET ASSET VALUE,
  BEGINNING OF PERIOD                                     $     1.00        $      1.00         $       1.00
                                                          ---------------   -----------------   -----------------
INCOME FROM INVESTMENT OPERATIONS
    Net investment income                                      0.001              0.003                0.003
    Net realized gain (loss) on investment transactions           --/(4)/            --/(4)/              --/(4)/
                                                          ---------------   -----------------   -----------------
    TOTAL INCOME FROM INVESTMENT OPERATIONS                    0.001              0.003                0.003

DISTRIBUTIONS TO SHAREHOLDERS
    Distributions from net investment income                  (0.001)            (0.003)              (0.003)
                                                          ---------------   -----------------   -----------------
NET ASSET VALUE, END OF PERIOD                            $     1.00        $      1.00         $       1.00
                                                          ===============   =================   =================
TOTAL RETURN/(5)/                                               0.05%              0.33%                0.28%
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (000s omitted)              $1,785,047        $ 3,314,898         $     98,028
    Ratios to average net assets:
      Expenses, net of waivers and/or reimbursements            0.53%              1.04%/(6)/           0.18%
      Expenses, before waivers and/or reimbursements            0.53%              1.16%/(6)/           0.23%
      Net investment income                                     0.05%              0.33%/(6)/           0.28%

(1) Commencement of investment operations.
(2) Commencement of share class is November 9, 2003.
(3) Commencement of share class is April 1, 2003.
(4) Less than $0.001.
(5) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends. Total returns for periods less than one full year are not annualized.
(6) Annualized.

   The accompanying notes are an integral part of these financial statements.

          Government                                  Municipal
        Money Market Fund                Money Market Fund - Sweep Class
-----------------------------------    -----------------------------------
                    For the period                        For the period
 For the six         October 7,         For the six           April 1,
 months ended     2002/(1)/ through     months ended     2003/(3)/ through
March 31, 2004      September 30,      March 31, 2004      September 30,
 (unaudited)            2003            (unaudited)             2003
--------------    -----------------    --------------    -----------------
$    1.00           $     1.00         $    1.00             $  1.00
--------------    -----------------    --------------    -----------------

   0.0002                0.003            0.0005               0.002

       --/(4)/              --/(4)/           --/(4)/             --
--------------    -----------------    --------------    -----------------
   0.0002                0.003            0.0005               0.002


  (0.0002)              (0.003)          (0.0005)             (0.002)
--------------    -----------------    --------------    -----------------
$    1.00           $     1.00         $    1.00         $      1.00
==============    =================    ==============    =================
     0.02%                0.27%             0.05%               0.24%


$ 360,994           $  379,538         $ 682,356         $   597,185

     0.53%                1.05%/(6)/        0.48%               0.92%/(6)/

     0.53%                1.14%/(6)/        0.49%               1.10%/(6)/
     0.02%                0.28%/(6)/        0.05%               0.23%/(6)/

Financial Highlights (Concluded)
--------------------------------------------------------------------------------

                                                                        Municipal
                                                             Money Market Fund - Premier Class
                                                           --------------------------------------
                                                                                For the period
                                                            For the six        April 1, 2003/(3)/
                                                            months ended            through
                                                           March 31, 2004         September 30,
                                                            (unaudited)                2003
                                                           --------------      ------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $  1.00                $   1.00
                                                           --------------      ------------------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                       0.003                   0.003
   Net realized gain (loss) on investment transactions            --/(4)/                 --
                                                           --------------      ------------------
     TOTAL INCOME FROM INVESTMENT OPERATIONS                   0.003                   0.003

DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net investment income                   (0.003)                 (0.003)
                                                           --------------      ------------------
NET ASSET VALUE, END OF PERIOD                               $  1.00                $   1.00
                                                           ==============      ==================
TOTAL RETURN/(5)/                                               0.29%                   0.32%
RATIOS/SUPPLEMENTAL DATA:

   Net assets, end of period (000s omitted)                  $ 4,421                $  2,479
   Ratios to average net assets:
     Expenses, net of waivers and/or reimbursements             0.24%                   0.42%/(6)/
     Expenses, before waivers and/or reimbursements             1.07%                   1.38%/(6)/
     Net investment income                                      0.30%                   0.64%/(6)/

(1) Commencement of investment operations.
(2) Commencement of share class is November 9, 2003.
(3) Commencement of share class is April 1, 2003.
(4) Less than $0.001.
(5) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends. Total returns for periods less than one full year are not annualized.
(6) Annualized.

   The accompanying notes are an integral part of these financial statements.

            California                              New York
    Municipal Money Market Fund            Municipal Money Market Fund
-----------------------------------    ------------------------------------
                   For the period                          For the period
For the six           October 7,         For the six         October 7,
months ended      2002/(1)/ through      months ended     2002/(1)/ through
March 31, 2004      September 30,       March 31, 2004      September 30,
(unaudited)              2003            (unaudited)            2003
--------------    -----------------    ---------------    -----------------

$    1.00           $     1.00          $    1.00          $     1.00
--------------    -----------------    ---------------    -----------------

    0.001                0.003             0.0005               0.003

       --/(4)/              --                 --/(4)/             --
--------------    -----------------    ---------------    -----------------
    0.001                0.003             0.0005               0.003


   (0.001)              (0.003)           (0.0005)             (0.003)
--------------    -----------------    ---------------    -----------------
$    1.00           $     1.00          $    1.00          $     1.00
==============    =================    ===============    =================
     0.08%                0.27%              0.05%               0.25%

$ 548,836           $  518,355          $ 142,253          $  132,455


     0.43%                0.84%/(6)/         0.47%               0.88%/(6)/

     0.49%                1.10%/(6)/         0.51%               1.22%/(6)/
     0.08%                0.26%/(6)/         0.05%               0.24%/(6)/

Notes to Financial Statements
March 31, 2004 (unaudited)

1. Organization

E*TRADE Funds ("Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended ("1940 Act"). The Trust is organized as a Delaware statutory trust and was formed on November 4, 1998. As of March 31, 2004, the Trust consisted of ten operating series. These financial statements cover the five following series (each a "Fund" and collectively the "Funds") of the Trust: E*TRADE Money Market Fund ("Money Market Fund"), E*TRADE Government Money Market Fund ("Government Money Market Fund"), E*TRADE Municipal Money Market Fund ("Municipal Money Market Fund"), E*TRADE California Municipal Money Market Fund ("California Municipal Money Market Fund"), and the E*TRADE New York Municipal Money Market Fund ("New York Municipal Money Market Fund"). The Funds commenced operations on October 7, 2002. All of the Funds are diversified as defined under the 1940 Act.

Investment Objective

The following is a summary of the investment objective of each Fund:

     . Money Market Fund - To provide investors with a high level of income, while preserving capital and liquidity. The Fund seeks to achieve its investment objective by investing in high-quality, short-term investments.

     . Government Money Market Fund - To provide investors with a high level of income, while preserving capital and liquidity. The Fund seeks to achieve its investment objective by investing in short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and related repurchase agreements, backed by such obligations.

     . Municipal Money Market Fund - To provide investors with a high level of income that is exempt from federal income taxes, while preserving capital and liquidity. The Fund seeks to achieve its investment objective by investing in high-quality, short-term municipal securities.

     . California Municipal Money Market Fund - To provide a high level of income that is exempt from federal and California State income taxes, while preserving capital and liquidity. The Fund seeks to achieve its investment objective by investing in high-quality, short-term municipal securities issued by the State of California, its agencies and instrumentalities and issuers exempt from federal income taxes and State of California income taxes.

     . New York Municipal Money Market Fund - To provide a high level of income that is exempt from federal and New York State income taxes, while preserving capital and liquidity. The Fund seeks to achieve its investment objective by investing in high-quality, short-term municipal securities issued by the State of New York, its agencies and instrumentalities and issuers exempt from federal income taxes and State of New York income taxes.

All Funds offer the Sweep Class of shares. The Money Market Fund and the Municipal Money Market Fund also offer the Premier Class of shares. In addition, the Money Market Fund offers the Institutional Class of shares (of which no shares are outstanding at March 31, 2004). Although investors' money will be invested in the same portfolio of securities no matter which class of shares of a Fund they buy, there are differences among the fees, expenses and services associated with each of the classes. All shares of the Funds have equal voting rights, except that the holders of the Sweep Class of shares have exclusive voting rights with respect to the Sweep Class distribution plan.

2. Significant Accounting Policies

The following is a summary of significant accounting policies that are followed by the Funds in the preparation of their financial statements and which are in conformity with accounting principles generally accepted in the United States of America for investment companies. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

Each Fund values its portfolio instruments using the amortized cost method of valuation. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, generally without regard to the impact of fluctuating interest rates on the market value of the security. The Funds' Board of Trustees ("Board") believes this valuation method accurately reflects fair value. The amortized cost method of valuation seeks to maintain a stable net asset value ("NAV") per share of $1.00.

Security Transactions and Income Recognition

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Interest income is recorded on an accrual basis. Realized gains and losses on sales of securities are calculated on the identified cost basis. Expenses that are attributable to a specific class of shares are charged directly to that class. Expenses attributable to all Funds in the Trust are allocated to each Fund based on the relative net assets of that Fund. Income, expenses (other than expenses attributable to a specific class of shares) and realized and unrealized gains and losses on investments are allocated daily to each class based on the relative net assets of each class.

Distributions to Shareholders

Dividends to shareholders from net investment income of each Fund are declared daily and paid monthly. Distributions to shareholders from any net realized capital gains, if any, are declared and distributed annually, generally in December. All dividends and distributions will be automatically reinvested in additional shares of the respective Fund unless the shareholder elects otherwise. Such dividends and distributions to shareholders are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Federal Income Taxes

Each Fund is treated as a separate entity of the Trust for federal income tax purposes. It is each Fund's intention to continue to qualify annually as a regulated investment company under the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

For the year ended September 30, 2003, the E*TRADE Money Market Fund has elected to defer $247,355 of capital losses attributable to post-October losses.

3. Agreements and Other Transactions with Affiliates

E*TRADE Asset Management, Inc. ("ETAM"), a wholly owned subsidiary of E*TRADE FINANCIAL Corporation, formerly E*TRADE Group, Inc., serves as the investment adviser for each of the Funds pursuant to an Investment Advisory Agreement between ETAM and the Trust, on behalf of each Fund. For its service as investment adviser, ETAM is paid by each Fund an annual rate of 0.12% of that Fund's average daily net assets.

ETAM also provides certain administrative services to the Funds pursuant to an Administrative Services Agreement with the Trust on behalf of the Funds. For its services, ETAM receives an administrative services fee equal to an annual rate of 0.15% of each Fund's average daily net assets.

ETAM and E*TRADE Securities LLC ("E*TRADE Securities"), the Trust's principal underwriter and a wholly owned subsidiary of E*TRADE FINANCIAL Corporation, both provide shareholder servicing to each Fund under a Shareholder Servicing Agreement. For its services, ETAM receives a shareholder servicing fee equal to an annual rate of 0.25% of each Fund's average daily net assets in its Sweep Class, and, for the Municipal Money Market Fund and the Money Market Fund, 0.20% of the respective average daily net assets in its Premier Class. In addition, ETAM is allowed to use the servicing fees it receives under the Shareholder Servicing Agreement to compensate its affiliates, including E*TRADE Securities, for shareholder services provided by E*TRADE Securities to each Fund.

Pursuant to the Third Amended and Restated Underwriting Agreement ("Distribution Agreement"), E*TRADE Securities serves as principal underwriter for the Funds. Each Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act ("Plan") with respect to the Sweep Class of Shares. The Plan permits the use of the assets of each Fund's Sweep Class of Shares to help finance the distribution of the Sweep Class of Shares of that Fund. Under the Plan, each Fund is permitted to pay to various services providers, including in particular, E*TRADE Securities, an annual distribution fee of up to 0.75% of the average daily net assets of the Sweep Class of Shares of that Fund as payment for services rendered in connection with the distribution and marketing of the Sweep Class of Shares of the Fund. Under the current version of the Distribution Agreement, payments to E*TRADE Securities pursuant to the Plan through December 31, 2004, have been set at an annual rate equal to the amounts set forth below:

                                                        % of Average
                                                      Daily Net Assets

          Money Market Fund                                 0.50%
          Government Money Market Fund                      0.45
          Municipal Money Market Fund                       0.40
          California Municipal Money Market Fund            0.40
          New York Municipal Money Market Fund              0.40

E*TRADE Securities is not compensated for its distribution services with respect to the Premier Class of Shares of the Money Market Fund and the Municipal Money Market Fund.

In the interest of limiting expenses of each Class of Shares, ETAM has entered into an Expense Limitation Agreement with the Funds through at least December 31, 2004. The Expense Limitation Agreement may continue from year to year thereafter. Pursuant to the Expense Limitation Agreement, ETAM has agreed to waive or limit its fees and assume other expenses so that the total operating expenses of each Class (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of each Fund's business) are limited to the percentages as shown below:

                                                              % of Average
                                                            Daily Net Assets

  Money Market Fund - Sweep Class                                 1.05%
  Money Market Fund - Premier Class                               0.45
  Government Money Market Fund - Sweep Class                      1.05
  Municipal Money Market Fund - Sweep Class                       0.94
  Municipal Money Market Fund - Premier Class                     0.45
  California Municipal Money Market Fund - Sweep Class            0.85
  New York Municipal Money Market Fund - Sweep Class              0.90

The Funds may at a later date reimburse ETAM the fees waived or limited and other expenses assumed and paid by ETAM provided that, among other things, the Funds have reached a sufficient size to permit such reimbursement to be made without causing the total annual expense ratios of the Funds to exceed the percentage limits stated above. Consequently, no reimbursement by any Fund will be made unless: (i) the Fund's total annual expense ratio is less than the percentage stated above and (ii) the payment of such reimbursement has been approved by the Trust's Board of Trustees on a quarterly basis. The total amount of reimbursement to which ETAM may be entitled will equal, at any time, the sum of (i) all fees previously waived or reduced by ETAM and (ii) all other payments previously remitted by ETAM to the Funds in accordance with the Expense Limitation Agreement during any of the previous three fiscal years, less any reimbursement that the Funds have previously paid to ETAM with respect to (a) such fees previously waived or reduced and (b) such other payments previously remitted by ETAM to the Funds. The amount eligible for reimbursement attributable to each Fund at March 31, 2004 is as follows:

                                                               Amount

          Money Market Fund                                 $ 6,654,827
          Government Money Market Fund                          308,583
          Municipal Money Market Fund                           993,307
          California Municipal Money Market Fund              1,485,683
          New York Municipal Money Market Fund                  448,805

In addition, as a result of losses sustained by the Money Market Fund, ETAM has voluntarily reimbursed $246,063 to that Fund during the period ended September 30, 2003.

PFPC Inc. serves as the transfer agent and dividend disbursing agent for the Funds. The Bank of New York serves as sub-administrator, fund accounting services agent and custodian for the Funds.

4. Repurchase Agreements

The Funds may invest in repurchase agreements. Repurchase agreements are transactions involving purchases of securities under agreements to resell such securities at a specified price and time, and are treated as collateralized financing transactions and recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each Fund's Schedule of Investments. Each Fund's cash investments must be fully collateralized based on values that are marked to market daily. The Funds' custodian, or another custodian for purposes of repurchase agreement transactions only, has custody of, and holds in a segregated account, securities acquired as collateral by a Fund under a repurchase agreement. ETAM monitors, on an ongoing basis, the value of the collateral to assure that it always equals or exceeds the repurchase price.

The Funds' Statement of Additional Information includes additional information about the Trustees and officers of the Trust and may be obtained, without charge, by accessing our Website online (www.etrade.com) or by calling our toll-free number at (800) 786-2575.

E*TRADE(R)                                                    Prsrt Std
FINANCIAL                                                   U.S. Postage
                                                                PAID
E*TRADE Securities LLC                                      Claysburg, PA
PO Box 989030                                               Permit No. 6
West Sacramento, CA 95798-9030

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders

The Board recently approved certain amendments to the charter of its Compensation and Nominating Committee ("Committee") in order to include a process by which the Committee will consider, as needed, candidates for nomination as members of the Board, including recommendations of nominees submitted to the Committee by Fund shareholders. The procedures to be followed by Fund shareholders in submitting a recommendation to the

Committee for its consideration are based on procedures and eligibility standards in proposed Rule 14a-11 under the Securities Exchange Act of 1934. Prior to the adoption of such amendments to the charter for the Committee, the Committee was not required to consider nominees recommended by Fund shareholders.

Item 10. Controls and Procedures.

(a) Based on their evaluation on May 21, 2004, the President (principal executive officer) and the Treasurer (principal financial officer) of the Funds believe that there were no significant deficiencies in the design or operation of the internal controls of the Funds or E*TRADE Asset Management, Inc. ("ETAM"), the investment adviser and administrator of the Funds, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that has come to the attention of ETAM or the officers of the Funds, including its President and Treasurer.

(b) There were no significant changes in the Funds and ETAM's internal controls, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that apply to the Funds or in other factors with respect to the Funds that could have significantly affected the Funds' or ETAM's internal controls during the period covered by this Form N-CSR, and no corrective actions with regard to significant deficiencies or material weaknesses were taken by the Funds or ETAM during such period.

Item 11. Exhibits.

(a)(1) Not applicable.

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) in the exact form set forth below: Attached hereto.

(b) The certifications required by Section 906 of the Sarbanes-Oxley Act of 2002.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) E*TRADE Funds

By (Signature and Title)*     /s/ Liat Rorer
                           -------------------------------------
                                  Liat Rorer, President

Date  May 21, 2004
    -----------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Liat Rorer
                           -------------------------------------
                                  Liat Rorer, President

Date  May 21, 2004
    -----------------------------------------------------------

By (Signature and Title)*     /s/ Elizabeth Gottfried
                           --------------------------------------------
                                  Elizabeth Gottfried, Treasurer

Date  May 21, 2004
    -----------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.